UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report
July 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Bank of America Corp.	3.5
Exxon Mobil Corp.	3.3
Wells Fargo & Co.	3.2
The Travelers Companies, Inc.	2.3
Johnson & Johnson	2.2
Thermo Fisher Scientific, Inc.	2.0
Alphabet, Inc. Class A	2.0
Verizon Communications, Inc.	1.5
Cisco Systems, Inc.	1.5
General Electric Co.	1.5
23.0

Market Sectors (% of Fund's net assets)

Financials	19.2
Health Care	15.6
Information Technology	9.4
Industrials	8.6
Communication Services	8.3
Energy	7.3
Consumer Discretionary	6.8
Consumer Staples	6.5
Utilities	5.9
Real Estate	5.2
Materials	4.3
Investment Companies	0.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.7%

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	162,940	7,526,199
Entertainment - 1.4%
Activision Blizzard, Inc.	32,471	2,596,056
Cinemark Holdings, Inc. (a)	59,540	1,091,368
The Walt Disney Co. (a)	27,802	2,949,792
		6,637,216
Interactive Media & Services - 3.0%
Alphabet, Inc. Class A (a)	83,020	9,656,886
Meta Platforms, Inc. Class A (a)	30,560	4,862,096
		14,518,982
Media - 2.4%
Charter Communications, Inc. Class A (a)	8,880	3,837,048
Comcast Corp. Class A	108,642	4,076,248
Omnicom Group, Inc.	54,897	3,834,006
		11,747,302
TOTAL COMMUNICATION SERVICES		40,429,699
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.7%
General Motors Co. (a)	95,103	3,448,435
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	88,535	2,370,082
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	30,429	3,897,042
McDonald's Corp.	18,252	4,807,029
		8,704,071
Household Durables - 0.5%
Tempur Sealy International, Inc.	97,542	2,680,454
Internet & Direct Marketing Retail - 0.3%
Uber Technologies, Inc. (a)	56,600	1,327,270
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	19,152	3,166,975
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc.	35,483	3,320,854
Lowe's Companies, Inc.	31,563	6,045,261
Williams-Sonoma, Inc. (b)	16,335	2,359,101
		11,725,216
TOTAL CONSUMER DISCRETIONARY		33,422,503
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	9,097	2,240,682
Keurig Dr. Pepper, Inc.	59,585	2,308,323
The Coca-Cola Co.	50,086	3,214,019
		7,763,024
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	14,896	469,224
Walmart, Inc.	41,034	5,418,540
		5,887,764
Food Products - 1.3%
Archer Daniels Midland Co.	20,098	1,663,511
Bunge Ltd.	10,461	965,864
Freshpet, Inc. (a)	7,100	379,424
Mondelez International, Inc.	52,153	3,339,878
		6,348,677
Household Products - 1.5%
Procter & Gamble Co.	46,149	6,410,558
Reynolds Consumer Products, Inc.	27,985	813,244
		7,223,802
Tobacco - 0.9%
Altria Group, Inc.	14,492	635,619
Philip Morris International, Inc.	39,276	3,815,663
		4,451,282
TOTAL CONSUMER STAPLES		31,674,549
ENERGY - 7.3%
Energy Equipment & Services - 0.6%
Halliburton Co.	109,200	3,199,560
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources Ltd.	84,300	4,654,916
Cenovus Energy, Inc. (Canada)	322,300	6,141,205
Exxon Mobil Corp.	167,400	16,226,082
Hess Corp.	29,700	3,340,359
Valero Energy Corp.	22,000	2,436,940
		32,799,502
TOTAL ENERGY		35,999,062
FINANCIALS - 19.2%
Banks - 10.2%
Bank of America Corp.	498,672	16,860,100
BankUnited, Inc.	5,000	194,250
Citizens Financial Group, Inc.	19,635	745,541
Comerica, Inc.	16,820	1,308,091
First Horizon National Corp.	31,700	708,812
JPMorgan Chase & Co.	50,539	5,830,179
PNC Financial Services Group, Inc.	18,737	3,109,218
Societe Generale Series A	48,409	1,084,672
U.S. Bancorp	87,500	4,130,000
Wells Fargo & Co.	361,248	15,847,950
		49,818,813
Capital Markets - 3.2%
Bank of New York Mellon Corp.	155,323	6,750,338
BlackRock, Inc. Class A	5,723	3,829,717
Cboe Global Markets, Inc.	10,127	1,249,469
Intercontinental Exchange, Inc.	38,300	3,906,217
		15,735,741
Consumer Finance - 0.6%
Capital One Financial Corp.	27,887	3,062,829
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	18,828	5,659,697
Insurance - 4.0%
American International Group, Inc.	51,882	2,685,931
Chubb Ltd.	5,500	1,037,520
Hartford Financial Services Group, Inc.	68,185	4,395,887
The Travelers Companies, Inc.	71,755	11,387,519
		19,506,857
TOTAL FINANCIALS		93,783,937
HEALTH CARE - 15.6%
Biotechnology - 0.5%
Horizon Therapeutics PLC (a)	28,000	2,323,160
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	57,600	6,269,184
Baxter International, Inc.	35,800	2,100,028
Becton, Dickinson & Co.	13,700	3,347,047
Boston Scientific Corp. (a)	76,400	3,136,220
		14,852,479
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	27,300	3,983,889
Centene Corp. (a)	31,100	2,891,367
Cigna Corp.	15,500	4,268,080
HCA Holdings, Inc.	12,300	2,612,766
Humana, Inc.	1,700	819,400
UnitedHealth Group, Inc.	11,600	6,291,144
		20,866,646
Life Sciences Tools & Services - 3.2%
Danaher Corp.	20,700	6,033,429
Thermo Fisher Scientific, Inc.	16,200	9,694,242
		15,727,671
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	47,100	3,475,038
Johnson & Johnson	60,985	10,643,102
Merck & Co., Inc.	46,600	4,163,244
Pfizer, Inc.	87,400	4,414,574
		22,695,958
TOTAL HEALTH CARE		76,465,914
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	5,369	2,571,214
Raytheon Technologies Corp.	20,682	1,927,769
The Boeing Co. (a)	39,604	6,309,313
		10,808,296
Air Freight & Logistics - 1.2%
FedEx Corp.	25,355	5,909,997
Construction & Engineering - 0.2%
AECOM	13,274	955,728
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	84,844	3,773,013
Industrial Conglomerates - 1.9%
3M Co.	11,436	1,638,093
General Electric Co.	96,689	7,146,284
Honeywell International, Inc.	3,405	655,326
		9,439,703
Machinery - 1.3%
Caterpillar, Inc.	17,114	3,392,851
Flowserve Corp.	80,368	2,719,653
		6,112,504
Road & Rail - 1.0%
Norfolk Southern Corp.	19,721	4,953,324
TOTAL INDUSTRIALS		41,952,565
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	159,921	7,255,616
Electronic Equipment & Components - 0.5%
Vontier Corp.	90,678	2,339,492
IT Services - 5.0%
Amdocs Ltd.	54,007	4,701,849
Concentrix Corp.	12,200	1,631,872
Fidelity National Information Services, Inc.	59,087	6,036,328
FleetCor Technologies, Inc. (a)	10,055	2,213,005
Genpact Ltd.	48,497	2,331,736
Global Payments, Inc.	26,188	3,203,316
GoDaddy, Inc. (a)	30,401	2,255,146
SS&C Technologies Holdings, Inc.	36,519	2,160,829
		24,534,081
Semiconductors & Semiconductor Equipment - 1.4%
Microchip Technology, Inc.	77,237	5,318,540
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,900	1,495,312
		6,813,852
Software - 1.0%
Adobe, Inc. (a)	4,486	1,839,798
Black Knight, Inc. (a)	3,900	256,152
Check Point Software Technologies Ltd. (a)	14,253	1,775,924
NCR Corp. (a)	33,565	1,089,184
		4,961,058
TOTAL INFORMATION TECHNOLOGY		45,904,099
MATERIALS - 4.3%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	82,754	2,087,056
Eastman Chemical Co.	22,962	2,202,745
Olin Corp.	49,369	2,580,518
The Chemours Co. LLC	71,777	2,554,543
Westlake Corp.	21,271	2,070,519
		11,495,381
Containers & Packaging - 0.8%
Crown Holdings, Inc.	24,594	2,500,718
O-I Glass, Inc. (a)	109,133	1,605,346
		4,106,064
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	103,823	3,275,616
Glencore Xstrata PLC	392,600	2,225,140
		5,500,756
TOTAL MATERIALS		21,102,201
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	6,700	1,814,561
Equity Lifestyle Properties, Inc.	41,200	3,029,024
Essex Property Trust, Inc.	7,500	2,148,975
Host Hotels & Resorts, Inc.	60,000	1,068,600
Invitation Homes, Inc.	94,900	3,703,947
Mid-America Apartment Communities, Inc.	14,600	2,711,658
Prologis (REIT), Inc.	30,700	4,069,592
Welltower, Inc.	45,600	3,937,104
		22,483,461
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	172,200	2,892,960
TOTAL REAL ESTATE		25,376,421
UTILITIES - 5.9%
Electric Utilities - 3.8%
Constellation Energy Corp.	49,890	3,297,729
Edison International	35,046	2,375,067
Entergy Corp.	32,650	3,758,995
NextEra Energy, Inc.	68,912	5,822,375
PG&E Corp. (a)	307,171	3,335,877
		18,590,043
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	160,629	3,569,176
Vistra Corp.	106,823	2,761,375
		6,330,551
Multi-Utilities - 0.8%
Sempra Energy	25,446	4,218,947
TOTAL UTILITIES		29,139,541
TOTAL COMMON STOCKS (Cost $420,960,174)		475,250,491

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	10,741,271	10,743,419
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	2,338,816	2,339,050
TOTAL MONEY MARKET FUNDS (Cost $13,082,392)		13,082,469

Equity Funds - 0.2%
	Shares	Value ($)
Domestic Equity Funds - 0.2%
iShares Russell 1000 Value Index ETF (Cost $898,701)	6,100	942,633

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $434,941,267)	489,275,593
NET OTHER ASSETS (LIABILITIES) - 0.0%	114,858
NET ASSETS - 100.0%	489,390,451

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	9,866,101	79,923,658	79,046,340	34,380	-	-	10,743,419	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	3,290,175	46,199,611	47,150,736	2,446	-	-	2,339,050	0.0%
Total	13,156,276	126,123,269	126,197,076	36,826	-	-	13,082,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	40,429,699	40,429,699	-	-
Consumer Discretionary	33,422,503	33,422,503	-	-
Consumer Staples	31,674,549	31,674,549	-	-
Energy	35,999,062	35,999,062	-	-
Financials	93,783,937	92,699,265	1,084,672	-
Health Care	76,465,914	76,465,914	-	-
Industrials	41,952,565	41,952,565	-	-
Information Technology	45,904,099	45,904,099	-	-
Materials	21,102,201	18,877,061	2,225,140	-
Real Estate	25,376,421	25,376,421	-	-
Utilities	29,139,541	29,139,541	-	-

Money Market Funds	13,082,469	13,082,469	-	-

Equity Funds	942,633	942,633	-	-
Total Investments in Securities:	489,275,593	485,965,781	3,309,812	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,354,046) - See accompanying schedule:	$476,193,124
Unaffiliated issuers (cost $421,858,875)
Fidelity Central Funds (cost $13,082,392)	13,082,469

Total Investment in Securities (cost $434,941,267)		$489,275,593
Cash		159,390
Receivable for investments sold		3,293,711
Receivable for fund shares sold		113,224
Dividends receivable		516,869
Distributions receivable from Fidelity Central Funds		13,727
Other receivables		34,101
Total assets		493,406,615
Liabilities
Payable for investments purchased	$1,158,877
Payable for fund shares redeemed	163,214
Accrued management fee	229,833
Distribution and service plan fees payable	17,330
Other affiliated payables	76,564
Other payables and accrued expenses	31,296
Collateral on securities loaned	2,339,050
Total Liabilities		4,016,164
Net Assets		$489,390,451
Net Assets consist of:
Paid in capital		$413,805,509
Total accumulated earnings (loss)		75,584,942
Net Assets		$489,390,451

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($37,510,491 ÷ 1,578,493 shares) (a)		$23.76
Maximum offering price per share (100/94.25 of $23.76)		$25.21
Class M :
Net Asset Value and redemption price per share ($11,774,825 ÷ 497,307 shares) (a)		$23.68
Maximum offering price per share (100/96.50 of $23.68)		$24.54
Class C :
Net Asset Value and offering price per share ($6,605,984 ÷ 286,783 shares) (a)		$23.03
Stock Selector Large Cap Value :
Net Asset Value , offering price and redemption price per share ($402,029,877 ÷ 16,707,759 shares)		$24.06
Class I :
Net Asset Value , offering price and redemption price per share ($11,241,184 ÷ 465,111 shares)		$24.17
Class Z :
Net Asset Value , offering price and redemption price per share ($20,228,090 ÷ 846,438 shares)		$23.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$4,665,649
Income from Fidelity Central Funds (including $2,446 from security lending)		36,826
Total Income		4,702,475
Expenses
Management fee
Basic fee	$1,344,946
Performance adjustment	173,182
Transfer agent fees	392,462
Distribution and service plan fees	108,809
Accounting fees	95,567
Custodian fees and expenses	11,723
Independent trustees' fees and expenses	808
Registration fees	47,369
Audit	26,126
Legal	3,454
Miscellaneous	775
Total expenses before reductions	2,205,221
Expense reductions	(8,239)
Total expenses after reductions		2,196,982
Net Investment income (loss)		2,505,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	21,382,333
Foreign currency transactions	256
Total net realized gain (loss)		21,382,589
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(50,972,164)
Assets and liabilities in foreign currencies	(1,209)
Total change in net unrealized appreciation (depreciation)		(50,973,373)
Net gain (loss)		(29,590,784)
Net increase (decrease) in net assets resulting from operations		$(27,085,291)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,505,493	$4,974,117
Net realized gain (loss)	21,382,589	64,640,130
Change in net unrealized appreciation (depreciation)	(50,973,373)	41,303,206
Net increase (decrease) in net assets resulting from operations	(27,085,291)	110,917,453
Distributions to shareholders	(14,804,340)	(22,628,924)
Share transactions - net increase (decrease)	(10,149,032)	10,727,818
Total increase (decrease) in net assets	(52,038,663)	99,016,347

Net Assets
Beginning of period	541,429,114	442,412,767
End of period	$489,390,451	$541,429,114

Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.78	$21.53	$20.92	$18.80	$21.26	$18.63
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.32 C	.29	.26	.25 D
Net realized and unrealized gain (loss)	(1.40)	5.16	.71	2.14	(1.45)	2.54
Total from investment operations	(1.31)	5.34	1.03	2.43	(1.19)	2.79
Distributions from net investment income	-	(.20)	(.42)	(.31)	(.24)	(.16)
Distributions from net realized gain	(.71)	(.90)	-	-	(1.03)	-
Total distributions	(.71)	(1.09) E	(.42)	(.31)	(1.27)	(.16)
Net asset value, end of period	$23.76	$25.78	$21.53	$20.92	$18.80	$21.26
Total Return F,G,H	(5.20)%	24.86%	5.03%	12.92%	(5.46)%	15.02%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.11% K	1.06%	.94%	.93%	.96%	1.02%
Expenses net of fee waivers, if any	1.11% K	1.05%	.94%	.93%	.96%	1.02%
Expenses net of all reductions	1.11% K	1.05%	.93%	.93%	.95%	1.01%
Net investment income (loss)	.73% K	.69%	1.67% C	1.45%	1.28%	1.27% D
Supplemental Data
Net assets, end of period (000 omitted)	$37,510	$36,552	$22,580	$25,576	$25,204	$27,297
Portfolio turnover rate L	78% K	76%	104%	68% M	92%	90%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.72	$21.48	$20.88	$18.77	$21.24	$18.61
Income from Investment Operations
Net investment income (loss) A,B	.06	.11	.26 C	.23	.19	.19 D
Net realized and unrealized gain (loss)	(1.39)	5.15	.70	2.13	(1.44)	2.54
Total from investment operations	(1.33)	5.26	.96	2.36	(1.25)	2.73
Distributions from net investment income	-	(.13)	(.36)	(.25)	(.18)	(.10)
Distributions from net realized gain	(.71)	(.90)	-	-	(1.03)	-
Total distributions	(.71)	(1.02) E	(.36)	(.25)	(1.22) E	(.10)
Net asset value, end of period	$23.68	$25.72	$21.48	$20.88	$18.77	$21.24
Total Return F,G,H	(5.29)%	24.55%	4.70%	12.59%	(5.78)%	14.70%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.37% K	1.32%	1.23%	1.24%	1.28%	1.34%
Expenses net of fee waivers, if any	1.37% K	1.31%	1.23%	1.23%	1.28%	1.34%
Expenses net of all reductions	1.37% K	1.31%	1.22%	1.23%	1.27%	1.33%
Net investment income (loss)	.47% K	.43%	1.38% C	1.15%	.96%	.95% D
Supplemental Data
Net assets, end of period (000 omitted)	$11,775	$12,188	$9,526	$10,385	$9,542	$10,615
Portfolio turnover rate L	78% K	76%	104%	68% M	92%	90%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .58%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.11	$20.99	$20.40	$18.37	$20.81	$18.25
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.03)	.16 C	.12	.09	.08 D
Net realized and unrealized gain (loss)	(1.36)	5.02	.68	2.08	(1.42)	2.49
Total from investment operations	(1.37)	4.99	.84	2.20	(1.33)	2.57
Distributions from net investment income	-	-	(.25)	(.17)	(.08)	(.01)
Distributions from net realized gain	(.71)	(.87)	-	-	(1.03)	-
Total distributions	(.71)	(.87)	(.25)	(.17)	(1.11)	(.01)
Net asset value, end of period	$23.03	$25.11	$20.99	$20.40	$18.37	$20.81
Total Return E,F,G	(5.58)%	23.82%	4.19%	11.96%	(6.26)%	14.07%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.94% J	1.88%	1.76%	1.78%	1.80%	1.86%
Expenses net of fee waivers, if any	1.93% J	1.88%	1.76%	1.77%	1.80%	1.85%
Expenses net of all reductions	1.93% J	1.88%	1.75%	1.77%	1.79%	1.85%
Net investment income (loss)	(.09)% J	(.14)%	.86% C	.61%	.44%	.43% D
Supplemental Data
Net assets, end of period (000 omitted)	$6,606	$6,948	$6,723	$8,813	$9,813	$10,703
Portfolio turnover rate K	78% J	76%	104%	68% L	92%	90%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.06	$21.73	$21.11	$18.94	$21.41	$18.76
Income from Investment Operations
Net investment income (loss) A,B	.13	.25	.38 C	.35	.32	.31 D
Net realized and unrealized gain (loss)	(1.41)	5.23	.72	2.16	(1.46)	2.57
Total from investment operations	(1.28)	5.48	1.10	2.51	(1.14)	2.88
Distributions from net investment income	(.01)	(.25)	(.48)	(.34)	(.29)	(.23)
Distributions from net realized gain	(.71)	(.90)	-	-	(1.03)	-
Total distributions	(.72)	(1.15)	(.48)	(.34)	(1.33) E	(.23)
Net asset value, end of period	$24.06	$26.06	$21.73	$21.11	$18.94	$21.41
Total Return F,G	(5.04)%	25.26%	5.31%	13.24%	(5.20)%	15.39%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.82% J	.76%	.64%	.64%	.67%	.73%
Expenses net of fee waivers, if any	.82% J	.75%	.64%	.64%	.67%	.73%
Expenses net of all reductions	.82% J	.75%	.63%	.64%	.66%	.72%
Net investment income (loss)	1.02% J	.99%	1.97% C	1.74%	1.57%	1.56% D
Supplemental Data
Net assets, end of period (000 omitted)	$402,030	$446,926	$373,322	$432,154	$806,342	$989,001
Portfolio turnover rate K	78% J	76%	104%	68% L	92%	90%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.19%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.17	$21.82	$21.22	$18.82	$21.28	$18.66
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.38 C	.34	.31	.30 D
Net realized and unrealized gain (loss)	(1.41)	5.24	.72	2.14	(1.45)	2.55
Total from investment operations	(1.28)	5.50	1.10	2.48	(1.14)	2.85
Distributions from net investment income	(.01)	(.25)	(.50)	(.08)	(.29)	(.23)
Distributions from net realized gain	(.71)	(.90)	-	-	(1.03)	-
Total distributions	(.72)	(1.15)	(.50)	(.08)	(1.32)	(.23)
Net asset value, end of period	$24.17	$26.17	$21.82	$21.22	$18.82	$21.28
Total Return E,F	(5.02)%	25.26%	5.31%	13.20%	(5.20)%	15.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.75%	.67%	.67%	.69%	.76%
Expenses net of fee waivers, if any	.81% I	.74%	.67%	.66%	.69%	.76%
Expenses net of all reductions	.81% I	.74%	.66%	.66%	.68%	.75%
Net investment income (loss)	1.03% I	1.00%	1.94% C	1.72%	1.55%	1.53% D
Supplemental Data
Net assets, end of period (000 omitted)	$11,241	$18,239	$9,420	$9,450	$98,119	$118,319
Portfolio turnover rate J	78% I	76%	104%	68% K	92%	90%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.16%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$21.58	$20.97	$18.84	$21.30	$18.64
Income from Investment Operations
Net investment income (loss) B,C	.14	.28	.41 D	.38	.34	.34 E
Net realized and unrealized gain (loss)	(1.40)	5.20	.71	2.14	(1.45)	2.57
Total from investment operations	(1.26)	5.48	1.12	2.52	(1.11)	2.91
Distributions from net investment income	(.01)	(.28)	(.51)	(.39)	(.32)	(.25)
Distributions from net realized gain	(.71)	(.90)	-	-	(1.03)	-
Total distributions	(.72)	(1.18)	(.51)	(.39)	(1.35)	(.25)
Net asset value, end of period	$23.90	$25.88	$21.58	$20.97	$18.84	$21.30
Total Return F,G	(4.99)%	25.43%	5.43%	13.38%	(5.04)%	15.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.71% J	.65%	.52%	.52%	.55%	.60%
Expenses net of fee waivers, if any	.70% J	.65%	.52%	.52%	.55%	.60%
Expenses net of all reductions	.70% J	.65%	.51%	.51%	.54%	.59%
Net investment income (loss)	1.13% J	1.10%	2.10% D	1.86%	1.70%	1.68% E
Supplemental Data
Net assets, end of period (000 omitted)	$20,228	$20,576	$20,841	$12,905	$858	$888
Portfolio turnover rate K	78% J	76%	104%	68% L	92%	90%

A For the period February 1, 2017 (commencement of operations) through January 31, 2018

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.31%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 74,492,980
Gross unrealized depreciation	(23,350,579)
Net unrealized appreciation (depreciation)	$ 51,142,401
Tax cost	$ 438,133,192
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	197,032,685	223,845,811
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 45,976	$ 2,561
Class M	.25%	.25%	29,418	255
Class C	.75%	.25%	33,415	4,527
			$ 108,809	$ 7,343
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,862
Class M	681
Class C A	32
$ 8,575
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 36,527.20
Class M	12,024.20
Class C	9,038.27
Stock Selector Large Cap Value	321,105.15
Class I	9,546.14
Class Z	4,222.04
	$ 392,462
A   Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.04
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Large Cap Value Fund	$ 3,125
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Large Cap Value Fund	21,972,359	21,896,340	1,297,697
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Stock Selector Large Cap Value Fund	$ 239
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Large Cap Value Fund	$ 249	$ 1	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,239.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$ 1,024,436	$1,458,259
Class M	335,687	463,210
Class C	199,252	235,247
Stock Selector Large Cap Value	12,171,422	18,997,597
Class I	494,429	632,304
Class Z	579,114	842,307
Total	$ 14,804,340	$ 22,628,924
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2022	Year ended January 31, 2022	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	224,642	499,669	$ 5,442,263	$ 12,832,213
Reinvestment of distributions	39,600	54,592	982,085	1,394,818
Shares redeemed	(103,550)	(185,423)	(2,494,650)	(4,674,112)
Net increase (decrease)	160,692	368,838	$ 3,929,698	$ 9,552,919
Class M
Shares sold	45,615	54,496	$ 1,103,234	$ 1,390,358
Reinvestment of distributions	13,574	18,165	335,687	463,210
Shares redeemed	(35,730)	(42,334)	(877,605)	(1,057,097)
Net increase (decrease)	23,459	30,327	$ 561,316	$ 796,471
Class C
Shares sold	43,528	78,440	$ 1,034,305	$ 1,947,324
Reinvestment of distributions	8,261	9,440	199,252	235,247
Shares redeemed	(41,684)	(131,579)	(991,347)	(3,240,337)
Net increase (decrease)	10,105	(43,699)	$ 242,210	$ (1,057,766)
Stock Selector Large Cap Value
Shares sold	727,130	2,740,948	$ 18,214,554	$ 70,395,154
Reinvestment of distributions	457,979	694,465	11,486,110	17,931,137
Shares redeemed	(1,624,520)	(3,465,566)	(40,013,561)	(89,617,663)
Net increase (decrease)	(439,411)	(30,153)	$ (10,312,897)	$ (1,291,372)
Class I
Shares sold	28,432	605,163	$ 724,331	$ 15,087,077
Reinvestment of distributions	18,786	23,134	473,220	599,870
Shares redeemed	(278,940)	(363,172)	(7,108,928)	(9,302,023)
Net increase (decrease)	(231,722)	265,125	$ (5,911,377)	$ 6,384,924
Class Z
Shares sold	96,594	332,126	$ 2,393,815	$ 8,567,920
Reinvestment of distributions	22,531	31,519	561,027	807,823
Shares redeemed	(67,768)	(534,118)	(1,612,824)	(13,033,101)
Net increase (decrease)	51,357	(170,473)	$ 1,342,018	$ (3,657,358)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022
Fidelity® Stock Selector Large Cap Value Fund
Class A	1.11%
Actual		$ 1,000	$ 948.00	$ 5.36
Hypothetical- B		$ 1,000	$ 1,019.29	$ 5.56
Class M	1.37%
Actual		$ 1,000	$ 947.10	$ 6.61
Hypothetical- B		$ 1,000	$ 1,018.00	$ 6.85
Class C	1.93%
Actual		$ 1,000	$ 944.20	$ 9.30
Hypothetical- B		$ 1,000	$ 1,015.22	$ 9.64
Fidelity® Stock Selector Large Cap Value Fund	.82%
Actual		$ 1,000	$ 949.60	$ 3.96
Hypothetical- B		$ 1,000	$ 1,020.73	$ 4.11
Class I	.81%
Actual		$ 1,000	$ 949.80	$ 3.92
Hypothetical- B		$ 1,000	$ 1,020.78	$ 4.06
Class Z	.70%
Actual		$ 1,000	$ 950.10	$ 3.38
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in December 2021. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Large Cap Value Fund

2021 Total Return % vs. Morningstar Large Value and Russell 1000 Value:

75% beaten
25% beaten
Benchmark
Retail Class
45.000
40.000
35.000
30.000
25.000
40.288
38.320
35.012
29.243
1 Year
40.000
35.000
30.000
25.000
36.800
33.814
33.357
26.500
3 Year
80.000
75.000
70.000
65.000
60.000
78.125
68.033
64.893
60.435
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	67%	61%	37%
Class A	66%	54%	30%
Class C	61%	37%	17%
Class I	67%	61%	36%
Class M	65%	48%	24%
Class Z	68%	62%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio .   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability .   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.900197.113
LCV-SANN-0922
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Fidelity® Series All-Sector Equity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series All-Sector Equity Fund
Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.3
Microsoft Corp.	6.3
Amazon.com, Inc.	3.3
Exxon Mobil Corp.	2.2
UnitedHealth Group, Inc.	2.1
Tesla, Inc.	1.9
Alphabet, Inc. Class C	1.8
Bank of America Corp.	1.7
Alphabet, Inc. Class A	1.7
Wells Fargo & Co.	1.4
28.7

Market Sectors (% of Fund's net assets)

Information Technology	27.1
Health Care	13.5
Consumer Discretionary	11.8
Financials	10.9
Industrials	8.3
Communication Services	7.7
Consumer Staples	6.1
Energy	4.4
Real Estate	3.6
Utilities	2.9
Materials	2.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.2%

Fidelity® Series All-Sector Equity Fund
Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	42,950	806,601
Entertainment - 1.5%
Activision Blizzard, Inc.	118,911	9,506,934
Cinemark Holdings, Inc. (a)	192,800	3,534,024
Lions Gate Entertainment Corp. Class B (a)(b)	128,300	1,066,173
Netflix, Inc. (a)	57,710	12,978,979
Spotify Technology SA (a)	24,370	2,754,297
Take-Two Interactive Software, Inc. (a)	14,900	1,977,677
The Walt Disney Co. (a)	113,387	12,030,361
Warner Bros Discovery, Inc. (a)	28,893	433,395
World Wrestling Entertainment, Inc. Class A (b)	28,400	1,968,404
		46,250,244
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	437,200	50,855,104
Class C (a)	474,520	55,348,013
Angi, Inc. (a)(b)	210,700	1,095,640
IAC (a)	6,380	437,030
Meta Platforms, Inc. Class A (a)	236,440	37,617,604
Snap, Inc. Class A (a)	148,820	1,470,342
Twitter, Inc. (a)	46,800	1,947,348
Zoominfo Technologies, Inc. (a)	9,730	368,670
		149,139,751
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	169,330	1,779,658
Comcast Corp. Class A	174,938	6,563,674
DISH Network Corp. Class A (a)	18,500	321,345
Liberty Broadband Corp.:
Class A (a)	43,900	4,738,127
Class C (a)	26,700	2,908,431
News Corp. Class A	45,500	779,870
		17,091,105
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	164,452	23,526,503
TOTAL COMMUNICATION SERVICES		236,814,204
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 1.9%
Tesla, Inc. (a)	67,000	59,727,150
Distributors - 0.1%
Pool Corp.	8,400	3,004,680
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	16,460	549,764
Booking Holdings, Inc. (a)	9,690	18,756,836
Caesars Entertainment, Inc. (a)	123,700	5,651,853
Chipotle Mexican Grill, Inc. (a)	6,200	9,698,164
Domino's Pizza, Inc.	11,600	4,548,476
Marriott International, Inc. Class A	60,300	9,576,846
Planet Fitness, Inc. (a)	50,700	3,995,667
Sweetgreen, Inc. Class A	19,729	309,943
Wingstop, Inc. (b)	12,300	1,552,014
		54,639,563
Household Durables - 0.0%
D.R. Horton, Inc.	17,400	1,357,722
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	748,000	100,942,600
Uber Technologies, Inc. (a)	474,960	11,137,812
		112,080,412
Multiline Retail - 0.8%
Dollar General Corp.	56,957	14,149,828
Dollar Tree, Inc. (a)	8,000	1,322,880
Ollie's Bargain Outlet Holdings, Inc. (a)	24,700	1,456,065
Target Corp.	44,200	7,221,396
		24,150,169
Specialty Retail - 2.4%
Burlington Stores, Inc. (a)	35,860	5,060,922
O'Reilly Automotive, Inc. (a)	6,700	4,714,053
RH (a)	4,400	1,229,492
Signet Jewelers Ltd. (b)	40,000	2,438,400
The Home Depot, Inc.	119,579	35,986,104
TJX Companies, Inc.	245,996	15,045,115
Ulta Beauty, Inc. (a)	16,300	6,339,233
Warby Parker, Inc. (a)(b)	104,100	1,289,799
		72,103,118
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	21,900	1,066,092
Crocs, Inc. (a)	34,100	2,442,924
NIKE, Inc. Class B	160,900	18,490,628
Ralph Lauren Corp.	76,200	7,515,606
Tapestry, Inc.	118,800	3,995,244
		33,510,494
TOTAL CONSUMER DISCRETIONARY		360,573,308
CONSUMER STAPLES - 6.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	4,642	1,765,956
Celsius Holdings, Inc. (a)	6,100	542,656
Constellation Brands, Inc. Class A (sub. vtg.)	49,022	12,074,609
Duckhorn Portfolio, Inc. (a)	26,252	481,462
Keurig Dr. Pepper, Inc.	95,858	3,713,539
Monster Beverage Corp. (a)	85,359	8,503,464
PepsiCo, Inc.	108,943	19,060,667
The Coca-Cola Co.	393,447	25,247,494
		71,389,847
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	103,891	2,789,473
Costco Wholesale Corp.	35,806	19,381,788
Grocery Outlet Holding Corp. (a)	24,728	1,056,380
Sysco Corp.	51,400	4,363,860
U.S. Foods Holding Corp. (a)	45,038	1,418,697
Walmart, Inc.	126,952	16,764,012
		45,774,210
Food Products - 1.0%
Bunge Ltd.	22,395	2,067,730
Darling Ingredients, Inc. (a)	26,517	1,837,098
Freshpet, Inc. (a)(b)	26,206	1,400,449
Lamb Weston Holdings, Inc.	27,700	2,206,582
McCormick & Co., Inc. (non-vtg.)	43,129	3,767,318
Mondelez International, Inc.	168,841	10,812,578
Sovos Brands, Inc.	43,153	611,046
The Hershey Co.	22,700	5,174,692
TreeHouse Foods, Inc. (a)	23,200	1,007,344
		28,884,837
Household Products - 1.1%
Procter & Gamble Co.	246,161	34,194,225
The Clorox Co.	3,463	491,192
		34,685,417
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,171	5,781,800
Olaplex Holdings, Inc.	18,000	309,600
The Honest Co., Inc. (a)	20,300	67,802
		6,159,202
TOTAL CONSUMER STAPLES		186,893,513
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	17,300	444,437
Halliburton Co.	271,700	7,960,810
Schlumberger Ltd.	147,400	5,458,222
		13,863,469
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (a)	114,600	4,542,744
ConocoPhillips Co.	40,000	3,897,200
Exxon Mobil Corp.	681,524	66,060,121
Hess Corp.	244,700	27,521,409
Marathon Oil Corp.	204,900	5,081,520
Phillips 66 Co.	54,400	4,841,600
Valero Energy Corp.	92,200	10,212,994
		122,157,588
TOTAL ENERGY		136,021,057
FINANCIALS - 10.9%
Banks - 5.2%
Bank of America Corp.	1,521,133	51,429,507
BankUnited, Inc.	18,171	705,943
Citizens Financial Group, Inc.	99,553	3,780,027
Comerica, Inc.	51,531	4,007,566
First Horizon National Corp.	113,774	2,543,987
JPMorgan Chase & Co.	124,528	14,365,550
M&T Bank Corp.	42,859	7,605,330
PNC Financial Services Group, Inc.	56,219	9,328,981
Signature Bank	17,757	3,295,166
SVB Financial Group (a)	6,495	2,621,057
U.S. Bancorp	358,606	16,926,203
Wells Fargo & Co.	976,873	42,855,419
		159,464,736
Capital Markets - 1.7%
Bank of New York Mellon Corp.	359,508	15,624,218
BlackRock, Inc. Class A	16,032	10,728,294
Cboe Global Markets, Inc.	23,308	2,875,741
Intercontinental Exchange, Inc.	98,904	10,087,219
State Street Corp.	132,067	9,382,040
StepStone Group, Inc. Class A	42,596	1,134,757
Virtu Financial, Inc. Class A	117,918	2,751,027
		52,583,296
Consumer Finance - 0.5%
American Express Co.	55,505	8,548,880
Capital One Financial Corp.	35,282	3,875,022
NerdWallet, Inc.	237,400	2,060,632
		14,484,534
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	12,588	3,783,953
Insurance - 3.3%
American International Group, Inc.	90,916	4,706,721
Arch Capital Group Ltd. (a)	118,176	5,247,014
Arthur J. Gallagher & Co.	56,319	10,080,538
Chubb Ltd.	17,400	3,282,336
Globe Life, Inc.	64,380	6,484,997
Hartford Financial Services Group, Inc.	207,938	13,405,763
Marsh & McLennan Companies, Inc.	97,557	15,995,446
Reinsurance Group of America, Inc.	27,800	3,218,684
The Travelers Companies, Inc.	248,876	39,496,621
		101,918,120
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	262,062	3,705,557
TOTAL FINANCIALS		335,940,196
HEALTH CARE - 13.5%
Biotechnology - 2.2%
Amgen, Inc.	91,103	22,545,259
Horizon Therapeutics PLC (a)	89,700	7,442,409
Regeneron Pharmaceuticals, Inc. (a)	18,400	10,703,096
Seagen, Inc. (a)	34,200	6,155,316
Vertex Pharmaceuticals, Inc. (a)	76,500	21,451,365
		68,297,445
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	210,800	22,943,472
Boston Scientific Corp. (a)	374,247	15,362,839
Edwards Lifesciences Corp. (a)	59,600	5,992,184
Intuitive Surgical, Inc. (a)	12,900	2,969,193
ResMed, Inc.	62,900	15,128,708
Stryker Corp.	7,500	1,610,625
		64,007,021
Health Care Providers & Services - 4.4%
agilon health, Inc. (a)	324,100	8,112,223
AmerisourceBergen Corp.	130,700	19,073,051
Humana, Inc.	44,500	21,449,000
Option Care Health, Inc. (a)	320,500	10,768,800
Surgery Partners, Inc. (a)	295,962	11,654,984
UnitedHealth Group, Inc.	120,000	65,080,800
		136,138,858
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	39,500	8,831,410
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	51,700	30,937,797
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	252,000	18,592,560
Eli Lilly & Co.	124,566	41,068,165
Merck & Co., Inc.	177,500	15,857,850
Royalty Pharma PLC	392,700	17,078,523
Zoetis, Inc. Class A	75,100	13,709,505
		106,306,603
TOTAL HEALTH CARE		414,519,134
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	13,000	5,379,530
Northrop Grumman Corp.	17,900	8,572,310
Raytheon Technologies Corp.	90,248	8,412,016
The Boeing Co. (a)	190,375	30,328,641
		52,692,497
Air Freight & Logistics - 1.0%
FedEx Corp.	123,999	28,902,927
United Parcel Service, Inc. Class B	7,700	1,500,653
		30,403,580
Construction & Engineering - 0.3%
AECOM	122,100	8,791,200
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC	423,039	18,812,544
Industrial Conglomerates - 1.4%
3M Co.	44,700	6,402,828
General Electric Co.	426,389	31,514,411
Honeywell International, Inc.	16,300	3,137,098
		41,054,337
Machinery - 2.0%
Allison Transmission Holdings, Inc.	519,900	21,768,213
Caterpillar, Inc.	104,700	20,756,775
Flowserve Corp.	357,312	12,091,438
Fortive Corp.	65,100	4,195,695
PACCAR, Inc.	27,700	2,535,104
		61,347,225
Professional Services - 0.3%
Nielsen Holdings PLC	395,176	9,464,465
Road & Rail - 1.0%
CSX Corp.	117,700	3,805,241
Norfolk Southern Corp.	83,818	21,052,567
Union Pacific Corp.	25,000	5,682,500
		30,540,308
TOTAL INDUSTRIALS		253,106,156
INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment & Components - 0.9%
Corning, Inc.	900	33,084
Flex Ltd. (a)	481,500	8,089,200
Jabil, Inc.	341,517	20,265,619
		28,387,903
IT Services - 5.4%
Accenture PLC Class A	106,900	32,739,194
Amdocs Ltd.	56,500	4,918,890
Block, Inc. Class A (a)	129,900	9,880,194
Cognizant Technology Solutions Corp. Class A	180,300	12,253,188
EPAM Systems, Inc. (a)	53,000	18,510,250
ExlService Holdings, Inc. (a)	55,700	9,378,209
Fidelity National Information Services, Inc.	15,100	1,542,616
Fiserv, Inc. (a)	55,700	5,886,376
FleetCor Technologies, Inc. (a)	3,100	682,279
Genpact Ltd.	800	38,464
MasterCard, Inc. Class A	47,500	16,805,025
MongoDB, Inc. Class A (a)	42,100	13,154,987
Paychex, Inc.	67,900	8,710,212
Snowflake, Inc. (a)	16,800	2,518,488
Visa, Inc. Class A	136,400	28,931,804
		165,950,176
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	55,326	5,226,647
Applied Materials, Inc.	45,100	4,779,698
Enphase Energy, Inc. (a)	22,400	6,365,632
First Solar, Inc. (a)	34,500	3,421,365
Marvell Technology, Inc.	318,800	17,750,784
Microchip Technology, Inc.	290,730	20,019,668
Micron Technology, Inc.	17,860	1,104,820
NVIDIA Corp.	212,320	38,563,682
NXP Semiconductors NV	59,000	10,848,920
onsemi (a)	412,368	27,537,935
Teradyne, Inc.	8,800	887,832
		136,506,983
Software - 9.5%
Bill.Com Holdings, Inc. (a)	11,100	1,499,388
Black Knight, Inc. (a)	15,000	985,200
Crowdstrike Holdings, Inc. (a)	14,000	2,570,400
Datadog, Inc. Class A (a)	84,700	8,640,247
Intuit, Inc.	73,700	33,619,729
Microsoft Corp.	690,400	193,822,896
Palo Alto Networks, Inc. (a)	15,300	7,636,230
Paycom Software, Inc. (a)	57,100	18,870,979
Salesforce.com, Inc. (a)	99,842	18,372,925
Splunk, Inc. (a)	51,200	5,320,192
Workday, Inc. Class A (a)	100	15,510
		291,353,696
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	1,195,536	194,286,553
Dell Technologies, Inc.	113,500	5,114,310
HP, Inc.	1,000	33,390
Pure Storage, Inc. Class A (a)	95,800	2,715,930
		202,150,183
TOTAL INFORMATION TECHNOLOGY		824,348,941
MATERIALS - 2.3%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	18,877	4,685,838
CF Industries Holdings, Inc.	73,500	7,018,515
DuPont de Nemours, Inc.	43,385	2,656,464
Ecolab, Inc.	28,982	4,786,957
International Flavors & Fragrances, Inc.	20,612	2,556,919
Linde PLC	17,186	5,190,172
Olin Corp.	61,700	3,225,059
Sherwin-Williams Co.	25,055	6,061,807
		36,181,731
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,939	3,851,403
Vulcan Materials Co.	19,100	3,157,803
		7,009,206
Containers & Packaging - 0.2%
Crown Holdings, Inc.	46,800	4,758,624
Metals & Mining - 0.7%
Alcoa Corp.	60,200	3,063,578
Freeport-McMoRan, Inc.	444,834	14,034,513
Newmont Corp.	76,900	3,482,032
Reliance Steel & Aluminum Co.	13,469	2,562,477
		23,142,600
TOTAL MATERIALS		71,092,161
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	53,200	14,408,156
Corporate Office Properties Trust (SBI)	98,100	2,761,515
Crown Castle International Corp.	119,700	21,625,002
CubeSmart	58,200	2,669,634
Douglas Emmett, Inc.	35,600	841,584
Equity Lifestyle Properties, Inc.	111,900	8,226,888
Essex Property Trust, Inc.	16,600	4,756,398
Host Hotels & Resorts, Inc.	178,300	3,175,523
Invitation Homes, Inc.	261,700	10,214,151
Life Storage, Inc.	22,100	2,782,169
Mid-America Apartment Communities, Inc.	37,300	6,927,729
Prologis (REIT), Inc.	81,200	10,763,872
Simon Property Group, Inc.	7,200	782,208
Ventas, Inc.	71,200	3,829,136
Welltower, Inc.	163,900	14,151,126
		107,915,091
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	135,600	2,278,080
Jones Lang LaSalle, Inc. (a)	7,800	1,487,226
		3,765,306
TOTAL REAL ESTATE		111,680,397
UTILITIES - 2.9%
Electric Utilities - 1.9%
Constellation Energy Corp.	69,997	4,626,802
Edison International	49,200	3,334,284
Entergy Corp.	11,600	1,335,508
Evergy, Inc.	19,600	1,337,896
Exelon Corp.	134,793	6,266,527
FirstEnergy Corp.	103,200	4,241,520
NextEra Energy, Inc.	182,914	15,454,404
PG&E Corp. (a)	645,493	7,010,054
PPL Corp.	126,100	3,666,988
Southern Co.	145,100	11,156,739
		58,430,722
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	200,000	4,444,000
Vistra Corp.	127,400	3,293,290
		7,737,290
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	97,290	3,083,120
Dominion Energy, Inc.	76,341	6,258,435
NiSource, Inc.	108,100	3,286,240
Public Service Enterprise Group, Inc.	46,900	3,079,923
Sempra Energy	42,244	7,004,055
		22,711,773
TOTAL UTILITIES		88,879,785
TOTAL COMMON STOCKS (Cost $1,954,350,832)		3,019,868,852

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc.:
Series A(c)(d)	21,543	219,082
Series B(c)(d)	3,668	37,302
Series C(c)(d)	107,300	1,091,187
Series D(c)(d)	73,122	743,614
GaN Systems, Inc.:
Series F1(c)(d)	11,470	76,964
Series F2(c)(d)	6,057	40,642
		2,208,791
Software - 0.0%
Skyryse, Inc. Series B (c)(d)	37,900	889,134

TOTAL INFORMATION TECHNOLOGY		3,097,925

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Checkr, Inc. Series E (d)	69,906	1,301,183

TOTAL PREFERRED STOCKS (Cost $3,703,027)		4,399,108

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.7% 9/29/22 (f) (Cost $5,055,949)	5,070,000	5,051,905

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $268,858)	268,858	268,858

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (h)	68,911,904	68,925,687
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i)	5,901,730	5,902,320
TOTAL MONEY MARKET FUNDS (Cost $74,826,886)		74,828,007

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,038,205,552)	3,104,416,730
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(35,595,950)
NET ASSETS - 100.0%	3,068,820,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	Sep 2022	17,154,025	1,575,101	1,575,101

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,366,783 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,088,103.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series A	5/17/22	219,082
Astera Labs, Inc. Series B	5/17/22	37,302
Astera Labs, Inc. Series C	8/24/21	360,721
Astera Labs, Inc. Series D	5/17/22	743,614
GaN Systems, Inc. Series F1	11/30/21	97,266
GaN Systems, Inc. Series F2	11/30/21	51,363
GaN Systems, Inc. 0%	11/30/21	268,858
Skyryse, Inc. Series B	10/21/21	935,371
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	78,729,843	516,726,150	526,530,306	249,316	-	-	68,925,687	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	10,066,650	118,836,479	123,000,809	179,250	-	-	5,902,320	0.0%
Total	88,796,493	635,562,629	649,531,115	428,566	-	-	74,828,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	236,814,204	236,814,204	-	-
Consumer Discretionary	360,573,308	360,573,308	-	-
Consumer Staples	186,893,513	186,893,513	-	-
Energy	136,021,057	136,021,057	-	-
Financials	335,940,196	335,940,196	-	-
Health Care	414,519,134	414,519,134	-	-
Industrials	253,106,156	253,106,156	-	-
Information Technology	828,748,049	824,348,941	-	4,399,108
Materials	71,092,161	71,092,161	-	-
Real Estate	111,680,397	111,680,397	-	-
Utilities	88,879,785	88,879,785	-	-

U.S. Government and Government Agency Obligations	5,051,905	-	5,051,905	-

Preferred Securities	268,858	-	-	268,858

Money Market Funds	74,828,007	74,828,007	-	-
Total Investments in Securities:	3,104,416,730	3,094,696,859	5,051,905	4,667,966
Derivative Instruments:

Assets
Futures Contracts	1,575,101	1,575,101	-	-
Total Assets	1,575,101	1,575,101	-	-
Total Derivative Instruments:	1,575,101	1,575,101	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,575,101	0
Total Equity Risk	1,575,101	0
Total Value of Derivatives	1,575,101	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series All-Sector Equity Fund
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,809,990) - See accompanying schedule:	$3,029,588,723
Unaffiliated issuers (cost $1,963,378,666)
Fidelity Central Funds (cost $74,826,886)	74,828,007

Total Investment in Securities (cost $2,038,205,552)		$3,104,416,730
Cash		90,154
Receivable for investments sold		69,162,098
Receivable for fund shares sold		312,050
Dividends receivable		1,558,539
Distributions receivable from Fidelity Central Funds		93,765
Receivable for daily variation margin on futures contracts		249,000
Other receivables		800,399
Total assets		3,176,682,735
Liabilities
Payable for investments purchased	$2,604,522
Payable for fund shares redeemed	99,343,640
Other payables and accrued expenses	11,473
Collateral on securities loaned	5,902,320
Total Liabilities		107,861,955
Net Assets		$3,068,820,780
Net Assets consist of:
Paid in capital		$1,934,509,485
Total accumulated earnings (loss)		1,134,311,295
Net Assets		$3,068,820,780
Net Asset Value , offering price and redemption price per share ($3,068,820,780 ÷ 314,666,542 shares)		$9.75

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$19,439,729
Interest		18,621
Income from Fidelity Central Funds (including $179,250 from security lending)		428,566
Total Income		19,886,916
Expenses
Custodian fees and expenses	25,380
Independent trustees' fees and expenses	5,290
Total Expenses		30,670
Net Investment income (loss)		19,856,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	62,912,590
Futures contracts	(7,901,600)
Total net realized gain (loss)		55,010,990
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(386,405,236)
Assets and liabilities in foreign currencies	(6,066)
Futures contracts	2,623,093
Total change in net unrealized appreciation (depreciation)		(383,788,209)
Net gain (loss)		(328,777,219)
Net increase (decrease) in net assets resulting from operations		$(308,920,973)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,856,246	$40,437,948
Net realized gain (loss)	55,010,990	692,564,129
Change in net unrealized appreciation (depreciation)	(383,788,209)	4,708,231
Net increase (decrease) in net assets resulting from operations	(308,920,973)	737,710,308
Distributions to shareholders	(179,634,229)	(728,102,259)
Share transactions
Proceeds from sales of shares	94,048,910	368,522,567
Reinvestment of distributions	179,634,229	728,102,259
Cost of shares redeemed	(431,550,452)	(1,080,383,692)
Net increase (decrease) in net assets resulting from share transactions	(157,867,313)	16,241,134
Total increase (decrease) in net assets	(646,422,515)	25,849,183

Net Assets
Beginning of period	3,715,243,295	3,689,394,112
End of period	$3,068,820,780	$3,715,243,295

Other Information
Shares
Sold	9,437,461	30,378,267
Issued in reinvestment of distributions	17,576,735	62,382,528
Redeemed	(42,958,825)	(86,033,870)
Net increase (decrease)	(15,944,629)	6,726,925

Fidelity® Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$11.39	$10.41	$9.35	$13.46	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.06	.13	.15 C	.17	.21	.18
Net realized and unrealized gain (loss)	(1.00)	2.21	2.22	1.78	(.79)	2.80
Total from investment operations	(.94)	2.34	2.37	1.95	(.58)	2.98
Distributions from net investment income	-	(.14)	(.17)	(.18)	(.22)	(.19)
Distributions from net realized gain	(.55)	(2.35)	(1.23)	(.71)	(3.31)	(1.66)
Total distributions	(.55)	(2.49)	(1.39) D	(.89)	(3.53)	(1.85)
Net asset value, end of period	$9.75	$11.24	$11.39	$10.41	$9.35	$13.46
Total Return E,F	(8.61)%	20.53%	24.94%	21.33%	(3.23)%	25.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	-% I	-% I	-% I	-% I	.20%
Expenses net of fee waivers, if any	-% I,J	-% I	-% I	-% I	-% I	.20%
Expenses net of all reductions	-% I,J	-% I	-% I	-% I	-% I	.20%
Net investment income (loss)	1.19% J	1.04%	1.47% C	1.68%	1.68%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$3,068,821	$3,715,243	$3,689,394	$3,480,874	$3,598,453	$6,550,143
Portfolio turnover rate K	45% J	44%	64%	59%	65%	61%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Bank of America Corp.	3.5
Exxon Mobil Corp.	3.3
Wells Fargo & Co.	3.1
The Travelers Companies, Inc.	2.6
Johnson & Johnson	2.2
Thermo Fisher Scientific, Inc.	2.0
Alphabet, Inc. Class A	2.0
Verizon Communications, Inc.	1.5
Cisco Systems, Inc.	1.5
General Electric Co.	1.5
23.2

Market Sectors (% of Fund's net assets)

Financials	19.3
Health Care	15.8
Information Technology	9.5
Industrials	8.6
Communication Services	8.3
Energy	7.4
Consumer Discretionary	6.9
Consumer Staples	6.5
Utilities	6.0
Real Estate	5.2
Materials	4.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.7%

Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	3,201,484	147,876,546
Entertainment - 1.4%
Activision Blizzard, Inc.	639,161	51,100,922
Cinemark Holdings, Inc. (a)(b)	1,168,847	21,424,966
The Walt Disney Co. (a)	545,181	57,843,704
		130,369,592
Interactive Media & Services - 3.0%
Alphabet, Inc. Class A (a)	1,630,400	189,648,128
Meta Platforms, Inc. Class A (a)	600,733	95,576,620
		285,224,748
Media - 2.4%
Charter Communications, Inc. Class A (a)	174,482	75,393,672
Comcast Corp. Class A	2,133,975	80,066,742
Omnicom Group, Inc.	1,078,621	75,330,891
		230,791,305
TOTAL COMMUNICATION SERVICES		794,262,191
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.7%
General Motors Co. (a)	1,871,700	67,867,842
Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	1,739,685	46,571,367
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	598,900	76,701,123
McDonald's Corp.	359,200	94,602,504
		171,303,627
Household Durables - 0.5%
Tempur Sealy International, Inc.	1,919,700	52,753,356
Internet & Direct Marketing Retail - 0.3%
Uber Technologies, Inc. (a)	1,110,800	26,048,260
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	376,900	62,324,184
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc. (b)	698,300	65,353,897
Lowe's Companies, Inc.	621,200	118,978,436
Williams-Sonoma, Inc. (b)	321,500	46,431,030
		230,763,363
TOTAL CONSUMER DISCRETIONARY		657,631,999
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	179,900	44,311,169
Keurig Dr. Pepper, Inc.	1,170,100	45,329,674
The Coca-Cola Co.	984,100	63,149,697
		152,790,540
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	292,598	9,216,837
Walmart, Inc.	806,071	106,441,676
		115,658,513
Food Products - 1.3%
Archer Daniels Midland Co.	395,800	32,760,366
Bunge Ltd.	204,900	18,918,417
Freshpet, Inc. (a)	139,900	7,476,256
Mondelez International, Inc.	1,023,352	65,535,462
		124,690,501
Household Products - 1.5%
Procter & Gamble Co.	904,072	125,584,642
Reynolds Consumer Products, Inc.	548,878	15,950,395
		141,535,037
Tobacco - 0.9%
Altria Group, Inc.	284,700	12,486,942
Philip Morris International, Inc.	768,500	74,659,775
		87,146,717
TOTAL CONSUMER STAPLES		621,821,308
ENERGY - 7.4%
Energy Equipment & Services - 0.7%
Halliburton Co.	2,145,400	62,860,220
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources Ltd. (b)	1,656,700	91,480,424
Cenovus Energy, Inc. (Canada)	6,333,847	120,687,101
Exxon Mobil Corp.	3,290,100	318,909,393
Hess Corp.	583,800	65,659,986
Valero Energy Corp.	431,600	47,808,332
		644,545,236
TOTAL ENERGY		707,405,456
FINANCIALS - 19.3%
Banks - 9.9%
Bank of America Corp.	9,927,683	335,654,965
BankUnited, Inc.	102,400	3,978,240
Citizens Financial Group, Inc.	426,058	16,177,422
Comerica, Inc.	278,519	21,660,423
First Horizon National Corp.	626,600	14,010,776
JPMorgan Chase & Co.	920,903	106,235,370
PNC Financial Services Group, Inc.	324,662	53,874,412
Societe Generale Series A	1,006,271	22,546,912
U.S. Bancorp	1,680,300	79,310,160
Wells Fargo & Co.	6,743,643	295,843,618
		949,292,298
Capital Markets - 3.3%
Bank of New York Mellon Corp.	3,034,581	131,882,890
BlackRock, Inc. Class A	116,462	77,934,041
Cboe Global Markets, Inc.	213,640	26,358,903
Intercontinental Exchange, Inc.	740,175	75,490,448
		311,666,282
Consumer Finance - 0.6%
Capital One Financial Corp.	500,916	55,015,604
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	387,034	116,342,420
Insurance - 4.3%
American International Group, Inc.	837,740	43,369,800
Chubb Ltd.	115,900	21,863,376
Hartford Financial Services Group, Inc.	1,487,579	95,904,218
The Travelers Companies, Inc.	1,553,830	246,592,821
		407,730,215
TOTAL FINANCIALS		1,840,046,819
HEALTH CARE - 15.8%
Biotechnology - 0.5%
Horizon Therapeutics PLC (a)	549,600	45,600,312
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	1,131,100	123,108,924
Baxter International, Inc.	702,900	41,232,114
Becton, Dickinson & Co.	269,700	65,890,407
Boston Scientific Corp. (a)	1,500,400	61,591,420
		291,822,865
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	534,500	77,999,585
Centene Corp. (a)	610,600	56,767,482
Cigna Corp.	303,500	83,571,760
HCA Holdings, Inc.	242,000	51,405,640
Humana, Inc.	33,600	16,195,200
UnitedHealth Group, Inc.	228,400	123,870,456
		409,810,123
Life Sciences Tools & Services - 3.2%
Danaher Corp.	406,800	118,569,996
Thermo Fisher Scientific, Inc.	318,700	190,713,267
		309,283,263
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	925,200	68,261,256
Johnson & Johnson	1,197,806	209,041,103
Merck & Co., Inc.	913,900	81,647,826
Pfizer, Inc.	1,716,300	86,690,313
		445,640,498
TOTAL HEALTH CARE		1,502,157,061
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	105,456	50,502,878
Raytheon Technologies Corp.	405,592	37,805,230
The Boeing Co. (a)	778,215	123,977,432
		212,285,540
Air Freight & Logistics - 1.2%
FedEx Corp.	497,711	116,011,457
Construction & Engineering - 0.2%
AECOM	267,492	19,259,424
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	1,667,170	74,139,050
Industrial Conglomerates - 1.9%
3M Co.	224,716	32,188,320
General Electric Co.	1,899,912	140,422,496
Honeywell International, Inc.	66,914	12,878,268
		185,489,084
Machinery - 1.3%
Caterpillar, Inc.	336,281	66,667,708
Flowserve Corp.	1,579,211	53,440,500
		120,108,208
Road & Rail - 1.0%
Norfolk Southern Corp.	387,508	97,330,384
TOTAL INDUSTRIALS		824,623,147
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	3,151,313	142,975,071
Electronic Equipment & Components - 0.5%
Vontier Corp.	1,786,780	46,098,924
IT Services - 5.1%
Amdocs Ltd.	1,065,019	92,720,554
Concentrix Corp.	223,400	29,881,984
Fidelity National Information Services, Inc.	1,164,282	118,943,049
FleetCor Technologies, Inc. (a)	198,125	43,605,331
Genpact Ltd.	956,483	45,987,703
Global Payments, Inc.	516,030	63,120,790
GoDaddy, Inc. (a)	599,968	44,505,626
SS&C Technologies Holdings, Inc.	719,594	42,578,377
		481,343,414
Semiconductors & Semiconductor Equipment - 1.4%
Microchip Technology, Inc.	1,521,999	104,804,851
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	330,300	29,224,944
		134,029,795
Software - 1.0%
Adobe, Inc. (a)	88,391	36,250,917
Black Knight, Inc. (a)	77,400	5,083,632
Check Point Software Technologies Ltd. (a)	280,845	34,993,287
NCR Corp. (a)	661,382	21,461,846
		97,789,682
TOTAL INFORMATION TECHNOLOGY		902,236,886
MATERIALS - 4.4%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	1,628,400	41,068,248
Eastman Chemical Co.	450,900	43,254,837
Olin Corp.	970,851	50,746,382
The Chemours Co. LLC	1,412,700	50,277,993
Westlake Corp.	417,900	40,678,386
		226,025,846
Containers & Packaging - 0.9%
Crown Holdings, Inc.	484,600	49,274,128
O-I Glass, Inc. (a)	2,147,765	31,593,623
		80,867,751
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	2,042,400	64,437,720
Glencore Xstrata PLC	7,728,500	43,802,831
		108,240,551
TOTAL MATERIALS		415,134,148
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	164,800	44,632,784
Equity Lifestyle Properties, Inc.	896,900	65,940,088
Essex Property Trust, Inc.	142,400	40,801,872
Host Hotels & Resorts, Inc.	1,003,700	17,875,897
Invitation Homes, Inc.	2,040,700	79,648,521
Mid-America Apartment Communities, Inc.	273,500	50,797,155
Prologis (REIT), Inc.	528,763	70,092,823
Welltower, Inc.	773,200	66,758,088
		436,547,228
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	3,686,100	61,926,480
TOTAL REAL ESTATE		498,473,708
UTILITIES - 6.0%
Electric Utilities - 3.8%
Constellation Energy Corp.	989,033	65,375,081
Edison International	694,800	47,086,596
Entergy Corp.	647,300	74,523,649
NextEra Energy, Inc.	1,366,100	115,421,789
PG&E Corp. (a)	5,613,848	60,966,389
		363,373,504
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	3,184,400	70,757,368
Vistra Corp.	2,117,733	54,743,398
		125,500,766
Multi-Utilities - 0.9%
Sempra Energy	504,500	83,646,100
TOTAL UTILITIES		572,520,370
TOTAL COMMON STOCKS (Cost $7,941,470,974)		9,336,313,093

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	210,823,594	210,865,759
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	99,951,955	99,961,950
TOTAL MONEY MARKET FUNDS (Cost $310,826,848)		310,827,709

Equity Funds - 1.2%
	Shares	Value ($)
Domestic Equity Funds - 1.2%
iShares Russell 1000 Value Index ETF (b) (Cost $109,819,699)	752,700	116,314,731

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $8,362,117,521)	9,763,455,533
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(225,726,027)
NET ASSETS - 100.0%	9,537,729,506

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	157,253,985	2,469,648,916	2,416,037,142	674,430	-	-	210,865,759	0.4%
Fidelity Securities Lending Cash Central Fund 2.01%	41,215,525	761,108,212	702,361,787	83,088	-	-	99,961,950	0.3%
Total	198,469,510	3,230,757,128	3,118,398,929	757,518	-	-	310,827,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	794,262,191	794,262,191	-	-
Consumer Discretionary	657,631,999	657,631,999	-	-
Consumer Staples	621,821,308	621,821,308	-	-
Energy	707,405,456	707,405,456	-	-
Financials	1,840,046,819	1,817,499,907	22,546,912	-
Health Care	1,502,157,061	1,502,157,061	-	-
Industrials	824,623,147	824,623,147	-	-
Information Technology	902,236,886	902,236,886	-	-
Materials	415,134,148	371,331,317	43,802,831	-
Real Estate	498,473,708	498,473,708	-	-
Utilities	572,520,370	572,520,370	-	-

Money Market Funds	310,827,709	310,827,709	-	-

Equity Funds	116,314,731	116,314,731	-	-
Total Investments in Securities:	9,763,455,533	9,697,105,790	66,349,743	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $98,965,070) - See accompanying schedule:	$9,452,627,824
Unaffiliated issuers (cost $8,051,290,673)
Fidelity Central Funds (cost $310,826,848)	310,827,709

Total Investment in Securities (cost $8,362,117,521)		$9,763,455,533
Cash		36,306
Foreign currency held at value (cost $659)		668
Receivable for investments sold		77,732,500
Receivable for fund shares sold		44,089
Dividends receivable		9,961,031
Distributions receivable from Fidelity Central Funds		298,828
Other receivables		118
Total assets		9,851,529,073
Liabilities
Payable for investments purchased	21,105,500
Payable for fund shares redeemed	192,711,817
Other payables and accrued expenses	20,300
Collateral on securities loaned	99,961,950
Total Liabilities		313,799,567
Net Assets		$9,537,729,506
Net Assets consist of:
Paid in capital		$7,523,947,883
Total accumulated earnings (loss)		2,013,781,623
Net Assets		$9,537,729,506
Net Asset Value , offering price and redemption price per share ($9,537,729,506 ÷ 753,366,191 shares)		$12.66

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$91,881,212
Income from Fidelity Central Funds (including $83,088 from security lending)		757,518
Total Income		92,638,730
Expenses
Custodian fees and expenses	43,351
Independent trustees' fees and expenses	16,044
Interest	1,517
Total Expenses		60,912
Net Investment income (loss)		92,577,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	544,344,755
Foreign currency transactions	(10,553)
Total net realized gain (loss)		544,334,202
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,113,172,762)
Assets and liabilities in foreign currencies	(18,319)
Total change in net unrealized appreciation (depreciation)		(1,113,191,081)
Net gain (loss)		(568,856,879)
Net increase (decrease) in net assets resulting from operations		$(476,279,061)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,577,818	$201,625,480
Net realized gain (loss)	544,334,202	1,940,189,638
Change in net unrealized appreciation (depreciation)	(1,113,191,081)	544,625,027
Net increase (decrease) in net assets resulting from operations	(476,279,061)	2,686,440,145
Distributions to shareholders	(463,930,096)	(1,506,418,103)
Share transactions
Proceeds from sales of shares	421,262,736	1,000,109,549
Reinvestment of distributions	463,930,096	1,506,418,103
Cost of shares redeemed	(1,290,851,185)	(3,734,008,455)
Net increase (decrease) in net assets resulting from share transactions	(405,658,353)	(1,227,480,803)
Total increase (decrease) in net assets	(1,345,867,510)	(47,458,761)

Net Assets
Beginning of period	10,883,597,016	10,931,055,777
End of period	$9,537,729,506	$10,883,597,016

Other Information
Shares
Sold	33,300,513	67,309,455
Issued in reinvestment of distributions	35,279,855	109,555,214
Redeemed	(98,148,110)	(258,947,638)
Net increase (decrease)	(29,567,742)	(82,082,969)

Fidelity® Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$12.64	$12.46	$11.57	$13.47	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.12	.26	.28 C	.28	.29	.28 D
Net realized and unrealized gain (loss)	(.75)	3.04	.39	1.33	(1.01)	1.63
Total from investment operations	(.63)	3.30	.67	1.61	(.72)	1.91
Distributions from net investment income	(.01)	(.27)	(.28)	(.31)	(.27)	(.28)
Distributions from net realized gain	(.59)	(1.77)	(.21)	(.41)	(.90)	(.65)
Total distributions	(.61) E	(2.04)	(.49)	(.72)	(1.18) E	(.93)
Net asset value, end of period	$12.66	$13.90	$12.64	$12.46	$11.57	$13.47
Total Return F,G	(4.73)%	26.30%	5.74%	13.98%	(5.07)%	15.62%
Ratios to Average Net Assets B,H,I
Expenses before reductions	-% J,K	-% J	-% J	-% J	-% J	.20%
Expenses net of fee waivers, if any	-% J,K	-% J	-% J	-% J	-% J	.20%
Expenses net of all reductions	-% J,K	-% J	-% J	-% J	-% J	.20%
Net investment income (loss)	1.83% K	1.75%	2.54% C	2.32%	2.33%	2.13% D
Supplemental Data
Net assets, end of period (000 omitted)	$9,537,730	$10,883,597	$10,931,056	$9,973,648	$10,531,018	$10,485,796
Portfolio turnover rate L	81% K	81%	94%	65% M	87% N	61%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.87%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

N The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Series Value Discovery Fund
Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	4.6
Exxon Mobil Corp.	4.5
Centene Corp.	3.0
Cigna Corp.	2.9
Comcast Corp. Class A	2.6
Bristol-Myers Squibb Co.	2.6
UnitedHealth Group, Inc.	2.6
JPMorgan Chase & Co.	2.3
Alphabet, Inc. Class A	2.0
Bank of America Corp.	2.0
29.1

Market Sectors (% of Fund's net assets)

Financials	21.0
Health Care	19.9
Utilities	11.5
Information Technology	8.7
Industrials	8.2
Communication Services	7.9
Consumer Staples	7.9
Energy	5.7
Consumer Discretionary	4.0
Materials	2.7
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.2%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Series Value Discovery Fund
Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	3,277,500	151,387,725
Entertainment - 1.4%
Activision Blizzard, Inc.	1,402,700	112,145,865
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	1,421,820	165,386,102
Media - 2.6%
Comcast Corp. Class A	5,703,004	213,976,710
TOTAL COMMUNICATION SERVICES		642,896,402
CONSUMER DISCRETIONARY - 4.0%
Diversified Consumer Services - 1.4%
H&R Block, Inc.	2,866,912	114,561,804
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	850,400	41,354,952
Multiline Retail - 1.4%
Dollar General Corp.	457,839	113,740,943
Specialty Retail - 0.7%
Ross Stores, Inc.	685,100	55,671,226
TOTAL CONSUMER DISCRETIONARY		325,328,925
CONSUMER STAPLES - 7.9%
Beverages - 1.0%
Coca-Cola European Partners PLC	1,552,100	83,999,652
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	1,804,330	56,836,395
Food Products - 2.5%
Mondelez International, Inc.	2,261,800	144,845,672
Tyson Foods, Inc. Class A	655,500	57,690,555
		202,536,227
Household Products - 3.4%
Procter & Gamble Co.	756,500	105,085,415
Reckitt Benckiser Group PLC	761,700	61,785,132
Spectrum Brands Holdings, Inc.	794,827	55,272,270
The Clorox Co. (b)	355,300	50,395,752
		272,538,569
Personal Products - 0.3%
Unilever PLC sponsored ADR	536,300	26,096,358
TOTAL CONSUMER STAPLES		642,007,201
ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Dynagas LNG Partners LP (a)	994,300	3,231,475
Exxon Mobil Corp.	3,749,800	363,468,114
Parex Resources, Inc.	4,275,169	79,590,823
		446,290,412
FINANCIALS - 21.0%
Banks - 8.4%
Bank of America Corp.	4,870,500	164,671,605
Cullen/Frost Bankers, Inc.	192,700	25,128,080
JPMorgan Chase & Co.	1,611,000	185,844,960
M&T Bank Corp.	550,544	97,694,033
PNC Financial Services Group, Inc.	567,300	94,137,762
Wells Fargo & Co.	2,565,400	112,544,098
		680,020,538
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	396,631	50,126,226
BlackRock, Inc. Class A	193,700	129,620,166
Invesco Ltd.	759,924	13,481,052
Northern Trust Corp.	547,500	54,629,550
		247,856,994
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	1,255,466	377,393,074
Insurance - 5.0%
Chubb Ltd.	860,939	162,407,533
The Travelers Companies, Inc.	902,270	143,190,249
Willis Towers Watson PLC	477,200	98,751,768
		404,349,550
TOTAL FINANCIALS		1,709,620,156
HEALTH CARE - 19.9%
Biotechnology - 2.0%
Regeneron Pharmaceuticals, Inc. (a)	140,600	81,785,614
Vertex Pharmaceuticals, Inc. (a)	300,300	84,207,123
		165,992,737
Health Care Providers & Services - 11.3%
Centene Corp. (a)	2,626,703	244,204,578
Cigna Corp.	852,307	234,691,256
Elevance Health, Inc.	251,826	120,146,185
Humana, Inc.	228,522	110,147,604
UnitedHealth Group, Inc.	385,744	209,204,401
		918,394,024
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	1,851,054	122,595,306
Bristol-Myers Squibb Co.	2,851,848	210,409,345
Roche Holding AG (participation certificate)	335,809	111,490,105
Sanofi SA sponsored ADR	1,833,478	91,123,857
		535,618,613
TOTAL HEALTH CARE		1,620,005,374
INDUSTRIALS - 8.2%
Aerospace & Defense - 4.8%
Airbus Group NV	232,500	25,068,549
L3Harris Technologies, Inc.	324,200	77,798,274
Lockheed Martin Corp.	173,500	71,796,035
Northrop Grumman Corp.	302,900	145,058,810
The Boeing Co. (a)	464,400	73,983,564
		393,705,232
Air Freight & Logistics - 0.2%
Deutsche Post AG	332,000	13,260,039
Electrical Equipment - 0.7%
Regal Rexnord Corp.	402,400	54,042,320
Industrial Conglomerates - 0.4%
Siemens AG	314,800	35,114,078
Machinery - 2.1%
ITT, Inc.	265,300	19,905,459
Oshkosh Corp.	862,200	74,235,420
Pentair PLC	891,600	43,590,324
Stanley Black & Decker, Inc.	385,000	37,472,050
		175,203,253
TOTAL INDUSTRIALS		671,324,922
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,530,375	114,803,114
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	499,838	66,843,336
IT Services - 2.9%
Amdocs Ltd.	1,000,638	87,115,544
Capgemini SA	202,000	38,266,268
Cognizant Technology Solutions Corp. Class A	1,046,579	71,125,509
Maximus, Inc.	622,400	41,607,440
		238,114,761
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	292,300	53,748,124
Software - 1.7%
Aspen Technology, Inc. (a)	138,852	28,338,305
NortonLifeLock, Inc.	2,624,028	64,367,407
Open Text Corp.	1,034,800	42,323,320
		135,029,032
TOTAL INFORMATION TECHNOLOGY		608,538,367
MATERIALS - 2.7%
Chemicals - 1.7%
DuPont de Nemours, Inc.	1,295,695	79,335,405
International Flavors & Fragrances, Inc.	443,060	54,961,593
		134,296,998
Metals & Mining - 1.0%
Lundin Mining Corp.	8,945,200	50,434,848
Newmont Corp.	714,129	32,335,761
		82,770,609
TOTAL MATERIALS		217,067,607
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	617,072	52,833,705
UTILITIES - 11.5%
Electric Utilities - 9.6%
Constellation Energy Corp.	1,553,101	102,659,976
Duke Energy Corp.	827,300	90,945,089
Evergy, Inc.	1,259,100	85,946,166
Exelon Corp.	1,767,006	82,148,109
NextEra Energy, Inc.	791,400	66,865,386
PG&E Corp. (a)	11,242,800	122,096,808
Portland General Electric Co. (b)	1,089,200	55,919,528
PPL Corp.	1,123,000	32,656,840
Southern Co.	1,819,976	139,937,955
		779,175,857
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	1,954,800	43,435,656
Multi-Utilities - 1.4%
Dominion Energy, Inc.	1,401,900	114,927,762
TOTAL UTILITIES		937,539,275
TOTAL COMMON STOCKS (Cost $6,110,250,162)		7,873,452,346

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,721,800
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,251,460	98,580,577
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $92,433,015)		103,302,377

Other - 0.1%
	Shares	Value ($)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $39,369,027)	39,369,027	11,747,718

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	208,820,681	208,862,445
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	27,083,392	27,086,100
TOTAL MONEY MARKET FUNDS (Cost $235,948,545)		235,948,545

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $6,478,000,749)	8,224,450,986
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(84,047,201)
NET ASSETS - 100.0%	8,140,403,785

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,747,718 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 10/30/18	39,369,027
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	68,176,491	920,408,404	779,722,450	583,048	-	-	208,862,445	0.4%
Fidelity Securities Lending Cash Central Fund 2.01%	3,125,550	410,607,890	386,647,340	18,366	-	-	27,086,100	0.1%
Total	71,302,041	1,331,016,294	1,166,369,790	601,414	-	-	235,948,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	642,896,402	642,896,402	-	-
Consumer Discretionary	325,328,925	325,328,925	-	-
Consumer Staples	642,007,201	580,222,069	61,785,132	-
Energy	451,012,212	451,012,212	-	-
Financials	1,709,620,156	1,709,620,156	-	-
Health Care	1,620,005,374	1,508,515,269	111,490,105	-
Industrials	671,324,922	597,882,256	73,442,666	-
Information Technology	707,118,944	608,538,367	98,580,577	-
Materials	217,067,607	217,067,607	-	-
Real Estate	52,833,705	52,833,705	-	-
Utilities	937,539,275	937,539,275	-	-

Other	11,747,718	-	-	11,747,718

Money Market Funds	235,948,545	235,948,545	-	-
Total Investments in Securities:	8,224,450,986	7,867,404,788	345,298,480	11,747,718
Fidelity® Series Value Discovery Fund
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,097,690) - See accompanying schedule:	$7,988,502,441
Unaffiliated issuers (cost $6,242,052,204)
Fidelity Central Funds (cost $235,948,545)	235,948,545

Total Investment in Securities (cost $6,478,000,749)		$8,224,450,986
Restricted cash		1,033,335
Receivable for fund shares sold		2,707,745
Dividends receivable		11,980,190
Distributions receivable from Fidelity Central Funds		305,555
Other receivables		225,666
Total assets		8,240,703,477
Liabilities
Payable for fund shares redeemed	73,183,842
Other payables and accrued expenses	29,750
Collateral on securities loaned	27,086,100
Total Liabilities		100,299,692
Net Assets		$8,140,403,785
Net Assets consist of:
Paid in capital		$6,004,386,119
Total accumulated earnings (loss)		2,136,017,666
Net Assets		$8,140,403,785
Net Asset Value , offering price and redemption price per share ($8,140,403,785 ÷ 534,776,321 shares)		$15.22

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$95,674,953
Income from Fidelity Central Funds (including $18,366 from security lending)		601,414
Total Income		96,276,367
Expenses
Custodian fees and expenses	63,953
Independent trustees' fees and expenses	13,530
Interest	10,856
Total Expenses		88,339
Net Investment income (loss)		96,188,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	300,919,259
Foreign currency transactions	(80,558)
Total net realized gain (loss)		300,838,701
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(712,096,870)
Assets and liabilities in foreign currencies	(109,171)
Total change in net unrealized appreciation (depreciation)		(712,206,041)
Net gain (loss)		(411,367,340)
Net increase (decrease) in net assets resulting from operations		$(315,179,312)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,188,028	$180,441,995
Net realized gain (loss)	300,838,701	1,138,843,249
Change in net unrealized appreciation (depreciation)	(712,206,041)	764,430,321
Net increase (decrease) in net assets resulting from operations	(315,179,312)	2,083,715,565
Distributions to shareholders	(291,954,480)	(788,264,704)
Share transactions
Proceeds from sales of shares	435,216,359	1,080,295,695
Reinvestment of distributions	291,954,480	788,264,704
Cost of shares redeemed	(1,110,819,941)	(3,004,534,639)
Net increase (decrease) in net assets resulting from share transactions	(383,649,102)	(1,135,974,240)
Total increase (decrease) in net assets	(990,782,894)	159,476,621

Net Assets
Beginning of period	9,131,186,679	8,971,710,058
End of period	$8,140,403,785	$9,131,186,679

Other Information
Shares
Sold	28,539,739	65,227,616
Issued in reinvestment of distributions	18,619,546	48,930,432
Redeemed	(71,178,306)	(183,016,565)
Net increase (decrease)	(24,019,021)	(68,858,517)

Fidelity® Series Value Discovery Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$14.29	$13.01	$12.19	$13.89	$13.03
Income from Investment Operations
Net investment income (loss) A,B	.18	.31	.32 C	.32	.32	.31
Net realized and unrealized gain (loss)	(.77)	3.15	1.39	1.03	(1.20)	1.58
Total from investment operations	(.59)	3.46	1.71	1.35	(.88)	1.89
Distributions from net investment income	(.01)	(.33)	(.30)	(.34)	(.30)	(.25) D
Distributions from net realized gain	(.53)	(1.08)	(.13)	(.19)	(.52)	(.78) D
Total distributions	(.53) E	(1.41)	(.43)	(.53)	(.82)	(1.03)
Net asset value, end of period	$15.22	$16.34	$14.29	$13.01	$12.19	$13.89
Total Return F,G	(3.69)%	24.35%	13.45%	10.95%	(6.12)%	15.05%
Ratios to Average Net Assets B,H,I
Expenses before reductions	-% J,K	-% K	-% K	-% K	-% K	.27%
Expenses net of fee waivers, if any	-% J,K	-% K	-% K	-% K	-% K	.27%
Expenses net of all reductions	-% J,K	-% K	-% K	-% K	-% K	.26%
Net investment income (loss)	2.26% J	1.87%	2.54% C	2.49%	2.47%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$8,140,404	$9,131,187	$8,971,710	$7,556,991	$7,742,285	$7,430,718
Portfolio turnover rate L	27% J	38%	75%	47%	40% M	74% N

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M The portfolio turnover rate does not include the assets acquired in the merger.

N Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and   Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund	$2,047,253,936	$1,173,421,177	$ (114,683,282)	$1,058,737,895
Fidelity Series Stock Selector Large Cap Value Fund	8,404,512,317	1,759,703,601	(400,760,385)	1,358,943,216
Fidelity Series Value Discovery Fund	6,485,804,021	1,978,559,987	(239,913,022)	1,738,646,965

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to January 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Series All-Sector Equity Fund	$(1,542,723)
Fidelity Series Value Discovery Fund	(2,784,874)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Value Discovery Fund	12,781,053.16

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	736,028,971	992,461,421
Fidelity Series Stock Selector Large Cap Value Fund	4,003,637,350	4,719,074,152
Fidelity Series Value Discovery Fund	1,141,145,421	1,757,334,827

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Series All-Sector Equity Fund	$ 13,281
Fidelity Series Stock Selector Large Cap Value Fund	67,605
Fidelity Series Value Discovery Fund	26,018

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Stock Selector Large Cap Value Fund	Borrower	$ 20,161,200.54%		$ 1,517
Fidelity Series Value Discovery Fund	Borrower	$112,215,000.50%		$ 10,856

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series All-Sector Equity Fund	26,036,164	45,967,373	(2,482,578)
Fidelity Series Stock Selector Large Cap Value Fund	424,064,147	453,253,108	35,985,030
Fidelity Series Value Discovery Fund	51,731,415	150,471,889	32,773,677

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series All-Sector Equity Fund	$ 19,240	$ 1,335	$-
Fidelity Series Stock Selector Large Cap Value Fund	$ 8,683	$ 237	$-
Fidelity Series Value Discovery Fund	$ 1,935	$ -	$-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® Series All-Sector Equity Fund	-%- D
Actual		$ 1,000	$ 913.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity® Series Stock Selector Large Cap Value Fund	-%- D
Actual		$ 1,000	$ 952.70	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity® Series Value Discovery Fund	-%- D
Actual		$ 1,000	$ 963.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series All-Sector Equity Fund
Fidelity Series Value Discovery Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. The Board noted that there were portfolio management changes for (i) Fidelity Series All-Sector Equity Fund in March 2019, November 2019, January 2020, and December 2021 and (ii) Fidelity Series Stock Selector Large Cap Value Fund in December 2021. The Board will continue to monitor closely each fund's performance, taking into account the portfolio management changes.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2025.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.

Economies of Scale . The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts .

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.956974.109
EDT-LDT-SANN-0922
Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Welltower, Inc.	4.0
Public Storage	3.3
Camden Property Trust (SBI)	2.1
Jones Lang LaSalle, Inc.	1.8
Entergy Corp.	1.6
M&T Bank Corp.	1.6
PG&E Corp.	1.3
Apollo Global Management, Inc.	1.3
Arthur J. Gallagher & Co.	1.3
American Electric Power Co., Inc.	1.3
19.6

Market Sectors (% of Fund's net assets)

Financials	17.1
Industrials	15.0
Real Estate	12.9
Consumer Discretionary	9.9
Information Technology	9.3
Materials	7.9
Utilities	7.7
Health Care	7.2
Energy	5.4
Consumer Staples	3.7
Communication Services	3.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 6.4%

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.3%
Activision Blizzard, Inc.	1,286	102,816
Interactive Media & Services - 0.8%
Ziff Davis, Inc. (a)	3,361	275,232
Media - 2.4%
iHeartMedia, Inc. (a)	6,700	50,116
Interpublic Group of Companies, Inc.	7,107	212,286
News Corp. Class A	9,410	161,287
Nexstar Broadcasting Group, Inc. Class A	1,426	268,616
Thryv Holdings, Inc. (a)	3,601	87,648
		779,953
TOTAL COMMUNICATION SERVICES		1,158,001
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
Magna International, Inc. Class A	4,450	284,177
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	5,678	227,688
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings, Inc.	1,515	194,026
Light & Wonder, Inc. Class A (a)	4,638	236,260
MGM Resorts International	10,573	346,054
Travel+Leisure Co.	4,967	214,127
		990,467
Household Durables - 2.5%
Mohawk Industries, Inc. (a)	1,669	214,433
PulteGroup, Inc.	7,588	330,989
Tempur Sealy International, Inc.	9,975	274,113
		819,535
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	1,570	259,615
Specialty Retail - 2.0%
O'Reilly Automotive, Inc. (a)	497	349,684
Victoria's Secret & Co. (a)	4,045	149,503
Williams-Sonoma, Inc. (b)	1,014	146,442
		645,629
TOTAL CONSUMER DISCRETIONARY		3,227,111
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	756	186,210
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	10,980	294,813
Performance Food Group Co. (a)	3,968	197,249
		492,062
Food Products - 1.6%
Darling Ingredients, Inc. (a)	2,402	166,411
Tyson Foods, Inc. Class A	3,971	349,488
		515,899
TOTAL CONSUMER STAPLES		1,194,171
ENERGY - 5.4%
Energy Equipment & Services - 1.0%
Halliburton Co.	6,703	196,398
Liberty Oilfield Services, Inc. Class A (a)	8,515	120,913
		317,311
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	2,453	97,237
Cenovus Energy, Inc.	9,164	174,849
Hess Corp.	2,520	283,424
Occidental Petroleum Corp.	2,721	178,906
Ovintiv, Inc.	3,282	167,677
Targa Resources Corp.	3,757	259,646
Valero Energy Corp.	2,400	265,848
		1,427,587
TOTAL ENERGY		1,744,898
FINANCIALS - 17.1%
Banks - 4.0%
Citizens Financial Group, Inc.	9,479	359,918
East West Bancorp, Inc.	3,135	225,030
M&T Bank Corp.	2,910	516,380
Signature Bank	1,094	203,014
		1,304,342
Capital Markets - 2.9%
Ares Management Corp.	4,045	289,824
Carlyle Group LP	5,924	230,503
State Street Corp.	4,875	346,320
Virtu Financial, Inc. Class A	3,422	79,835
		946,482
Consumer Finance - 0.6%
Synchrony Financial	5,882	196,929
Diversified Financial Services - 1.3%
Apollo Global Management, Inc.	7,365	420,542
Insurance - 6.8%
Allstate Corp.	1,152	134,749
Arthur J. Gallagher & Co.	2,348	420,269
Chubb Ltd.	500	94,320
First American Financial Corp.	2,790	161,820
Hartford Financial Services Group, Inc.	6,023	388,303
Markel Corp. (a)	300	389,142
MetLife, Inc.	4,309	272,544
Old Republic International Corp.	14,763	343,535
		2,204,682
Thrifts & Mortgage Finance - 1.5%
NMI Holdings, Inc. (a)	11,173	211,617
Walker & Dunlop, Inc.	2,600	292,864
		504,481
TOTAL FINANCIALS		5,577,458
HEALTH CARE - 7.2%
Biotechnology - 0.4%
Regeneron Pharmaceuticals, Inc. (a)	218	126,808
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (a)	12,331	272,638
AmerisourceBergen Corp.	1,488	217,144
DaVita HealthCare Partners, Inc. (a)	2,681	225,633
Molina Healthcare, Inc. (a)	990	324,443
Tenet Healthcare Corp. (a)	5,428	358,899
		1,398,757
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	584	328,944
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	1,145	178,689
Royalty Pharma PLC	6,964	302,864
		481,553
TOTAL HEALTH CARE		2,336,062
INDUSTRIALS - 15.0%
Building Products - 2.1%
Builders FirstSource, Inc. (a)	5,345	363,460
UFP Industries, Inc.	3,485	321,352
		684,812
Commercial Services & Supplies - 0.4%
The Brink's Co.	2,094	119,232
Construction & Engineering - 1.9%
EMCOR Group, Inc.	2,214	257,643
Willscot Mobile Mini Holdings (a)	9,513	367,297
		624,940
Electrical Equipment - 2.3%
Acuity Brands, Inc.	999	182,218
Eaton Corp. PLC	1,140	169,165
Regal Rexnord Corp.	2,251	302,309
Vertiv Holdings Co.	7,074	80,785
		734,477
Machinery - 4.3%
Crane Holdings Co.	2,237	221,306
Dover Corp.	1,433	191,563
ITT, Inc.	2,221	166,642
Oshkosh Corp.	2,203	189,678
PACCAR, Inc.	4,300	393,536
Stanley Black & Decker, Inc.	2,286	222,496
		1,385,221
Professional Services - 1.1%
CACI International, Inc. Class A (a)	658	198,907
Manpower, Inc.	1,982	155,409
		354,316
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	6,879	378,001
XPO Logistics, Inc. (a)	3,153	188,360
		566,361
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	2,614	216,073
WESCO International, Inc. (a)	1,441	184,217
		400,290
TOTAL INDUSTRIALS		4,869,649
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.8%
Motorola Solutions, Inc.	1,179	281,298
Electronic Equipment & Components - 1.9%
Flex Ltd. (a)	13,680	229,824
TD SYNNEX Corp.	2,279	228,857
Vontier Corp.	5,833	150,491
		609,172
IT Services - 4.0%
Amdocs Ltd.	1,332	115,964
Concentrix Corp.	1,907	255,080
DXC Technology Co. (a)	9,982	315,431
Genpact Ltd.	5,627	270,546
Global Payments, Inc.	509	62,261
SS&C Technologies Holdings, Inc.	4,903	290,111
		1,309,393
Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	812	406,414
Microchip Technology, Inc.	3,781	260,360
onsemi (a)	1,855	123,877
		790,651
Software - 0.2%
Telos Corp. (a)	6,971	55,350
TOTAL INFORMATION TECHNOLOGY		3,045,864
MATERIALS - 7.9%
Chemicals - 3.9%
Celanese Corp. Class A	2,143	251,824
Corteva, Inc.	5,876	338,164
Eastman Chemical Co.	2,309	221,502
Element Solutions, Inc.	7,748	153,100
Olin Corp.	1,874	97,954
Tronox Holdings PLC	12,379	193,236
		1,255,780
Containers & Packaging - 1.2%
Ball Corp.	2,638	193,682
Berry Global Group, Inc. (a)	3,557	205,061
		398,743
Metals & Mining - 2.1%
Arconic Corp. (a)	8,408	254,006
Freeport-McMoRan, Inc.	7,870	248,299
Reliance Steel & Aluminum Co.	990	188,348
		690,653
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	3,654	232,504
TOTAL MATERIALS		2,577,680
REAL ESTATE - 12.9%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Camden Property Trust (SBI)	4,788	675,587
Public Storage	3,297	1,076,174
Welltower, Inc.	14,922	1,288,365
		3,040,126
Real Estate Management & Development - 3.5%
CBRE Group, Inc. (a)	4,561	390,513
Jones Lang LaSalle, Inc. (a)	3,054	582,306
WeWork, Inc. (a)(b)	36,441	173,824
		1,146,643
TOTAL REAL ESTATE		4,186,769
UTILITIES - 7.7%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	4,153	409,320
Entergy Corp.	4,570	526,144
Evergy, Inc.	4,754	324,508
PG&E Corp. (a)	38,875	422,183
		1,682,155
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares	8,370	383,430
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	4,383	362,649
The AES Corp.	3,107	69,038
		431,687
TOTAL UTILITIES		2,497,272
TOTAL COMMON STOCKS (Cost $31,323,887)		32,414,935

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	60,372	60,384
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	311,119	311,150
TOTAL MONEY MARKET FUNDS (Cost $371,534)		371,534

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $31,695,421)	32,786,469
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(232,082)
NET ASSETS - 100.0%	32,554,387

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	348,969	2,752,247	3,040,832	151	-	-	60,384	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	154,425	3,971,151	3,814,426	4,055	-	-	311,150	0.0%
Total	503,394	6,723,398	6,855,258	4,206	-	-	371,534

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,158,001	1,158,001	-	-
Consumer Discretionary	3,227,111	3,227,111	-	-
Consumer Staples	1,194,171	1,194,171	-	-
Energy	1,744,898	1,744,898	-	-
Financials	5,577,458	5,577,458	-	-
Health Care	2,336,062	2,336,062	-	-
Industrials	4,869,649	4,869,649	-	-
Information Technology	3,045,864	3,045,864	-	-
Materials	2,577,680	2,577,680	-	-
Real Estate	4,186,769	4,186,769	-	-
Utilities	2,497,272	2,497,272	-	-

Money Market Funds	371,534	371,534	-	-
Total Investments in Securities:	32,786,469	32,786,469	-	-

Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $303,606) - See accompanying schedule:	$32,414,935
Unaffiliated issuers (cost $31,323,887)
Fidelity Central Funds (cost $371,534)	371,534

Total Investment in Securities (cost $31,695,421)		$32,786,469
Receivable for investments sold		255,725
Receivable for fund shares sold		19,130
Dividends receivable		54,061
Distributions receivable from Fidelity Central Funds		1,686
Total assets		33,117,071
Liabilities
Payable for investments purchased	$184,649
Payable for fund shares redeemed	55,378
Accrued management fee	11,507
Collateral on securities loaned	311,150
Total Liabilities		562,684
Net Assets		$32,554,387
Net Assets consist of:
Paid in capital		$31,456,158
Total accumulated earnings (loss)		1,098,229
Net Assets		$32,554,387
Net Asset Value , offering price and redemption price per share ($32,554,387 ÷ 2,500,646 shares)		$13.02

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$309,638
Income from Fidelity Central Funds (including $4,055 from security lending)		4,206
Total Income		313,844
Expenses
Management fee	$75,694
Independent trustees' fees and expenses	53
Total expenses before reductions	75,747
Expense reductions	(1)
Total expenses after reductions		75,746
Net Investment income (loss)		238,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,721,739
Total net realized gain (loss)		1,721,739
Change in net unrealized appreciation (depreciation) on investment securities		(3,374,329)
Net gain (loss)		(1,652,590)
Net increase (decrease) in net assets resulting from operations		$(1,414,492)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238,098	$496,411
Net realized gain (loss)	1,721,739	6,568,315
Change in net unrealized appreciation (depreciation)	(3,374,329)	1,001,121
Net increase (decrease) in net assets resulting from operations	(1,414,492)	8,065,847
Distributions to shareholders	-	(496,165)
Share transactions
Proceeds from sales of shares	3,477,366	12,452,914
Reinvestment of distributions	-	496,165
Cost of shares redeemed	(4,500,708)	(12,930,840)
Net increase (decrease) in net assets resulting from share transactions	(1,023,342)	18,239
Total increase (decrease) in net assets	(2,437,834)	7,587,921

Net Assets
Beginning of period	34,992,221	27,404,300
End of period	$32,554,387	$34,992,221

Other Information
Shares
Sold	261,753	943,131
Issued in reinvestment of distributions	-	36,536
Redeemed	(342,713)	(972,886)
Net increase (decrease)	(80,960)	6,781

Fidelity® Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.55	$10.64	$10.28	$9.85	$11.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.19	.19	.21	.21	.11
Net realized and unrealized gain (loss)	(.62)	2.91	.40	.40	(1.44)	1.33
Total from investment operations	(.53)	3.10	.59	.61	(1.23)	1.44
Distributions from net investment income	-	(.19)	(.23)	(.18)	(.22)	(.09)
Distributions from net realized gain	-	-	-	-	(.05)	-
Total distributions	-	(.19)	(.23)	(.18)	(.27)	(.09)
Net asset value, end of period	$13.02	$13.55	$10.64	$10.28	$9.85	$11.35
Total Return D,E	(3.91)%	29.17%	5.83%	6.15%	(10.82)%	14.38%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.44%	.44%	.44%	.45% H
Net investment income (loss)	1.41% H	1.45%	2.07%	2.05%	2.05%	1.52% H
Supplemental Data
Net assets, end of period (000 omitted)	$32,554	$34,992	$27,404	$53,188	$48,924	$67,563
Portfolio turnover rate I	85% H	100%	73% J	102% J	89% J	142% H,J

A For the period May 25, 2017 (commencement of operations) through January 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   partnerships, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 3,377,707
Gross unrealized depreciation	(2,391,184)
Net unrealized appreciation (depreciation)	$ 986,523
Tax cost	$ 31,799,946

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,866,213)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	14,384,452	15,047,256

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value K6 Fund	$ 331

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value K6 Fund	804,712	1,192,343	177,148

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value K6 Fund	$ 442	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® Mid Cap Value K6 Fund	.45%
Actual		$ 1,000	$ 960.90	$ 2.19
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in July 2021 and January 2022. The Board will continue to monitor the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Mid Cap Value K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Mid Cap Value K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive .

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883982.105
MCVK6-SANN-0922
Fidelity® Mid Cap Value Fund

Semi-Annual Report
July 31, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Welltower, Inc.	3.9
Public Storage	3.3
Camden Property Trust (SBI)	2.1
Jones Lang LaSalle, Inc.	1.8
Entergy Corp.	1.6
M&T Bank Corp.	1.6
Arthur J. Gallagher & Co.	1.3
Apollo Global Management, Inc.	1.3
PG&E Corp.	1.3
Brookfield Infrastructure Corp. A Shares	1.3
19.5

Market Sectors (% of Fund's net assets)

Financials	16.9
Industrials	15.1
Real Estate	12.8
Consumer Discretionary	10.0
Information Technology	9.4
Materials	8.0
Utilities	7.8
Health Care	7.2
Energy	5.4
Consumer Staples	3.7
Communication Services	3.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 6.3%

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.3%
Activision Blizzard, Inc.	59,700	4,773,015
Interactive Media & Services - 0.8%
Ziff Davis, Inc. (a)	155,166	12,706,544
Media - 2.4%
iHeartMedia, Inc. (a)	307,300	2,298,604
Interpublic Group of Companies, Inc.	329,269	9,835,265
News Corp. Class A	440,200	7,545,028
Nexstar Broadcasting Group, Inc. Class A	66,200	12,470,094
Thryv Holdings, Inc. (a)	162,283	3,949,968
		36,098,959
TOTAL COMMUNICATION SERVICES		53,578,518
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.9%
Magna International, Inc. Class A (b)	207,200	13,231,792
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	265,000	10,626,500
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings, Inc.	70,300	9,003,321
Light & Wonder, Inc. Class A (a)	214,500	10,926,630
MGM Resorts International	487,700	15,962,421
Travel+Leisure Co.	230,300	9,928,233
		45,820,605
Household Durables - 2.5%
Mohawk Industries, Inc. (a)	77,800	9,995,744
PulteGroup, Inc.	352,200	15,362,964
Tempur Sealy International, Inc.	465,934	12,803,866
		38,162,574
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	72,600	12,005,136
Specialty Retail - 2.0%
O'Reilly Automotive, Inc. (a)	22,900	16,112,211
Victoria's Secret & Co. (a)	199,900	7,388,304
Williams-Sonoma, Inc. (b)	47,739	6,894,466
		30,394,981
TOTAL CONSUMER DISCRETIONARY		150,241,588
CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	35,000	8,620,850
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc. (b)	507,000	13,612,950
Performance Food Group Co. (a)	191,000	9,494,610
		23,107,560
Food Products - 1.6%
Darling Ingredients, Inc. (a)	111,200	7,703,936
Tyson Foods, Inc. Class A	183,200	16,123,432
		23,827,368
TOTAL CONSUMER STAPLES		55,555,778
ENERGY - 5.4%
Energy Equipment & Services - 1.0%
Halliburton Co.	313,100	9,173,830
Liberty Oilfield Services, Inc. Class A (a)	394,090	5,596,078
		14,769,908
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	116,100	4,602,204
Cenovus Energy, Inc.	429,200	8,189,136
Hess Corp.	116,600	13,114,002
Occidental Petroleum Corp.	126,300	8,304,225
Ovintiv, Inc.	154,900	7,913,841
Targa Resources Corp.	174,100	12,032,051
Valero Energy Corp.	113,000	12,517,010
		66,672,469
TOTAL ENERGY		81,442,377
FINANCIALS - 16.9%
Banks - 4.0%
Citizens Financial Group, Inc.	437,200	16,600,484
East West Bancorp, Inc.	149,600	10,738,288
M&T Bank Corp.	135,100	23,973,495
Signature Bank (b)	50,800	9,426,956
		60,739,223
Capital Markets - 2.9%
Ares Management Corp.	187,753	13,452,502
Carlyle Group LP	275,000	10,700,250
State Street Corp.	226,200	16,069,248
Virtu Financial, Inc. Class A	160,200	3,737,466
		43,959,466
Consumer Finance - 0.6%
Synchrony Financial	275,546	9,225,280
Diversified Financial Services - 1.3%
Apollo Global Management, Inc. (b)	339,700	19,396,870
Insurance - 6.5%
Allstate Corp.	54,300	6,351,471
Arthur J. Gallagher & Co.	109,000	19,509,910
Chubb Ltd.	4,600	867,744
First American Financial Corp.	129,500	7,511,000
Hartford Financial Services Group, Inc.	278,700	17,967,789
Markel Corp. (a)	13,900	18,030,246
MetLife, Inc.	200,080	12,655,060
Old Republic International Corp.	683,300	15,900,391
		98,793,611
Thrifts & Mortgage Finance - 1.6%
NMI Holdings, Inc. (a)	519,100	9,831,754
Walker & Dunlop, Inc.	120,700	13,595,648
		23,427,402
TOTAL FINANCIALS		255,541,852
HEALTH CARE - 7.2%
Biotechnology - 0.4%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,107,745
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (a)	570,900	12,622,599
AmerisourceBergen Corp.	70,300	10,258,879
DaVita HealthCare Partners, Inc. (a)	125,000	10,520,000
Molina Healthcare, Inc. (a)	45,800	15,009,576
Tenet Healthcare Corp. (a)	250,599	16,569,606
		64,980,660
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	27,000	15,208,020
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	52,813	8,241,997
Royalty Pharma PLC	322,300	14,016,827
		22,258,824
TOTAL HEALTH CARE		108,555,249
INDUSTRIALS - 15.1%
Building Products - 2.1%
Builders FirstSource, Inc. (a)	248,300	16,884,400
UFP Industries, Inc.	162,600	14,993,346
		31,877,746
Commercial Services & Supplies - 0.4%
The Brink's Co.	97,200	5,534,568
Construction & Engineering - 1.9%
EMCOR Group, Inc.	103,300	12,021,021
Willscot Mobile Mini Holdings (a)	441,200	17,034,732
		29,055,753
Electrical Equipment - 2.3%
Acuity Brands, Inc.	46,751	8,527,382
Eaton Corp. PLC	55,200	8,191,128
Regal Rexnord Corp.	104,500	14,034,350
Vertiv Holdings Co.	338,000	3,859,960
		34,612,820
Machinery - 4.3%
Crane Holdings Co.	108,367	10,720,747
Dover Corp.	66,500	8,889,720
ITT, Inc.	103,100	7,735,593
Oshkosh Corp.	101,500	8,739,150
PACCAR, Inc.	198,400	18,157,568
Stanley Black & Decker, Inc.	106,200	10,336,446
		64,579,224
Professional Services - 1.1%
CACI International, Inc. Class A (a)	31,500	9,522,135
Manpower, Inc.	92,926	7,286,328
		16,808,463
Road & Rail - 1.8%
Knight-Swift Transportation Holdings, Inc. Class A (b)	317,500	17,446,625
XPO Logistics, Inc. (a)	150,900	9,014,766
		26,461,391
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	122,300	10,109,318
WESCO International, Inc. (a)	67,100	8,578,064
		18,687,382
TOTAL INDUSTRIALS		227,617,347
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.9%
Motorola Solutions, Inc.	56,100	13,384,899
Electronic Equipment & Components - 1.9%
Flex Ltd. (a)	636,500	10,693,200
TD SYNNEX Corp.	105,000	10,544,100
Vontier Corp.	272,500	7,030,500
		28,267,800
IT Services - 4.0%
Amdocs Ltd.	62,297	5,423,577
Concentrix Corp.	87,100	11,650,496
DXC Technology Co. (a)	463,500	14,646,600
Genpact Ltd.	261,800	12,587,344
Global Payments, Inc.	24,400	2,984,608
SS&C Technologies Holdings, Inc.	226,900	13,425,673
		60,718,298
Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	37,500	18,769,125
Microchip Technology, Inc.	175,100	12,057,386
onsemi (a)	94,600	6,317,388
		37,143,899
Software - 0.2%
Telos Corp. (a)	333,400	2,647,196
TOTAL INFORMATION TECHNOLOGY		142,162,092
MATERIALS - 8.0%
Chemicals - 3.9%
Celanese Corp. Class A	98,800	11,609,988
Corteva, Inc.	273,500	15,739,925
Eastman Chemical Co.	107,200	10,283,696
Element Solutions, Inc.	358,200	7,078,032
Olin Corp.	96,900	5,064,963
Tronox Holdings PLC	575,700	8,986,677
		58,763,281
Containers & Packaging - 1.2%
Ball Corp.	124,000	9,104,080
Berry Global Group, Inc. (a)	165,800	9,558,370
		18,662,450
Metals & Mining - 2.2%
Arconic Corp. (a)	389,400	11,763,774
Freeport-McMoRan, Inc.	364,100	11,487,355
Reliance Steel & Aluminum Co.	48,238	9,177,280
		32,428,409
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (b)	169,300	10,772,559
TOTAL MATERIALS		120,626,699
REAL ESTATE - 12.8%
Equity Real Estate Investment Trusts (REITs) - 9.3%
Camden Property Trust (SBI)	221,600	31,267,760
Public Storage	152,600	49,810,166
Welltower, Inc.	690,900	59,652,305
		140,730,231
Real Estate Management & Development - 3.5%
CBRE Group, Inc. (a)	211,756	18,130,549
Jones Lang LaSalle, Inc. (a)	141,719	27,021,562
WeWork, Inc. (a)(b)	1,691,599	8,068,927
		53,221,038
TOTAL REAL ESTATE		193,951,269
UTILITIES - 7.8%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	191,700	18,893,952
Entergy Corp.	215,800	24,845,054
Evergy, Inc.	220,500	15,051,330
PG&E Corp. (a)	1,774,300	19,268,898
		78,059,234
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	418,550	19,173,776
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP (b)	202,300	16,738,302
The AES Corp.	145,900	3,241,898
		19,980,200
TOTAL UTILITIES		117,213,210
TOTAL COMMON STOCKS (Cost $1,459,377,670)		1,506,485,979

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	1,017,488	1,017,692
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	55,457,098	55,462,644
TOTAL MONEY MARKET FUNDS (Cost $56,480,336)		56,480,336

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $1,515,858,006)	1,562,966,315
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(53,182,296)
NET ASSETS - 100.0%	1,509,784,019

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	3,866,632	44,055,065	46,904,005	3,943	-	-	1,017,692	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	98,198,294	292,455,993	335,191,643	219,532	-	-	55,462,644	0.2%
Total	102,064,926	336,511,058	382,095,648	223,475	-	-	56,480,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	53,578,518	53,578,518	-	-
Consumer Discretionary	150,241,588	150,241,588	-	-
Consumer Staples	55,555,778	55,555,778	-	-
Energy	81,442,377	81,442,377	-	-
Financials	255,541,852	255,541,852	-	-
Health Care	108,555,249	108,555,249	-	-
Industrials	227,617,347	227,617,347	-	-
Information Technology	142,162,092	142,162,092	-	-
Materials	120,626,699	120,626,699	-	-
Real Estate	193,951,269	193,951,269	-	-
Utilities	117,213,210	117,213,210	-	-

Money Market Funds	56,480,336	56,480,336	-	-
Total Investments in Securities:	1,562,966,315	1,562,966,315	-	-

Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,371,401) - See accompanying schedule:	$1,506,485,979
Unaffiliated issuers (cost $1,459,377,670)
Fidelity Central Funds (cost $56,480,336)	56,480,336

Total Investment in Securities (cost $1,515,858,006)		$1,562,966,315
Receivable for investments sold		5,480,495
Receivable for fund shares sold		524,602
Dividends receivable		2,492,820
Distributions receivable from Fidelity Central Funds		83,027
Other receivables		22,574
Total assets		1,571,569,833
Liabilities
Payable for investments purchased	$4,707,194
Payable for fund shares redeemed	561,074
Accrued management fee	722,978
Distribution and service plan fees payable	75,498
Other affiliated payables	236,241
Other payables and accrued expenses	31,904
Collateral on securities loaned	55,450,925
Total Liabilities		61,785,814
Net Assets		$1,509,784,019
Net Assets consist of:
Paid in capital		$1,374,599,033
Total accumulated earnings (loss)		135,184,986
Net Assets		$1,509,784,019

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($161,083,812 ÷ 6,135,564 shares) (a)		$26.25
Maximum offering price per share (100/94.25 of $26.25)		$27.85
Class M :
Net Asset Value and redemption price per share ($36,809,632 ÷ 1,412,532 shares) (a)		$26.06
Maximum offering price per share (100/96.50 of $26.06)		$27.01
Class C :
Net Asset Value and offering price per share ($37,506,911 ÷ 1,492,110 shares) (a)		$25.14
Mid Cap Value :
Net Asset Value , offering price and redemption price per share ($1,082,414,203 ÷ 40,447,607 shares)		$26.76
Class I :
Net Asset Value , offering price and redemption price per share ($125,070,582 ÷ 4,720,383 shares)		$26.50
Class Z :
Net Asset Value , offering price and redemption price per share ($66,898,879 ÷ 2,525,803 shares)		$26.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$14,144,284
Income from Fidelity Central Funds (including $219,532 from security lending)		223,475
Total Income		14,367,759
Expenses
Management fee
Basic fee	$4,050,224
Performance adjustment	188,546
Transfer agent fees	1,265,039
Distribution and service plan fees	494,197
Accounting fees	231,794
Custodian fees and expenses	11,798
Independent trustees' fees and expenses	2,431
Registration fees	59,925
Audit	26,386
Legal	3,468
Miscellaneous	2,240
Total expenses before reductions	6,336,048
Expense reductions	(24,959)
Total expenses after reductions		6,311,089
Net Investment income (loss)		8,056,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	81,060,305
Foreign currency transactions	3
Total net realized gain (loss)		81,060,308
Change in net unrealized appreciation (depreciation) on investment securities		(156,649,322)
Net gain (loss)		(75,589,014)
Net increase (decrease) in net assets resulting from operations		$(67,532,344)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,056,670	$19,311,428
Net realized gain (loss)	81,060,308	275,877,915
Change in net unrealized appreciation (depreciation)	(156,649,322)	59,583,630
Net increase (decrease) in net assets resulting from operations	(67,532,344)	354,772,973
Distributions to shareholders	(79,168,433)	(20,531,671)
Share transactions - net increase (decrease)	42,766,064	50,003,955
Total increase (decrease) in net assets	(103,934,713)	384,245,257

Net Assets
Beginning of period	1,613,718,732	1,229,473,475
End of period	$1,509,784,019	$1,613,718,732

Fidelity Advisor® Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.85	$22.67	$21.75	$20.91	$26.62	$24.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.35	.38	.39	.44 C
Net realized and unrealized gain (loss)	(1.28)	6.21	.97	.83	(3.35)	3.54
Total from investment operations	(1.17)	6.50	1.32	1.21	(2.96)	3.98
Distributions from net investment income	-	(.32)	(.40)	(.37)	(.40)	(.43)
Distributions from net realized gain	(1.43)	-	-	-	(2.35)	(1.87)
Total distributions	(1.43)	(.32)	(.40)	(.37)	(2.75)	(2.30)
Net asset value, end of period	$26.25	$28.85	$22.67	$21.75	$20.91	$26.62
Total Return D,E,F	(4.19)%	28.68%	6.12%	5.72%	(11.23)%	16.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I	.86%	.73%	.76%	.82%	.98%
Expenses net of fee waivers, if any	1.04% I	.86%	.73%	.76%	.82%	.98%
Expenses net of all reductions	1.04% I	.86%	.72%	.75%	.81%	.97%
Net investment income (loss)	.82% I	1.05%	1.79%	1.77%	1.66%	1.67% C
Supplemental Data
Net assets, end of period (000 omitted)	$161,084	$167,448	$122,838	$141,439	$173,538	$255,907
Portfolio turnover rate J	77% I	80%	67%	83% K	80% K	138% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.18%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.68	$22.54	$21.65	$20.82	$26.51	$24.84
Income from Investment Operations
Net investment income (loss) A,B	.07	.22	.29	.32	.32	.36 C
Net realized and unrealized gain (loss)	(1.26)	6.18	.95	.82	(3.33)	3.54
Total from investment operations	(1.19)	6.40	1.24	1.14	(3.01)	3.90
Distributions from net investment income	-	(.26)	(.35)	(.31)	(.33)	(.35)
Distributions from net realized gain	(1.43)	-	-	-	(2.35)	(1.87)
Total distributions	(1.43)	(.26)	(.35)	(.31)	(2.68)	(2.23) D
Net asset value, end of period	$26.06	$28.68	$22.54	$21.65	$20.82	$26.51
Total Return E,F,G	(4.29)%	28.38%	5.76%	5.44%	(11.48)%	15.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.31% J	1.12%	1.01%	1.03%	1.10%	1.25%
Expenses net of fee waivers, if any	1.30% J	1.12%	1.01%	1.03%	1.10%	1.25%
Expenses net of all reductions	1.30% J	1.12%	1.00%	1.02%	1.09%	1.24%
Net investment income (loss)	.56% J	.79%	1.51%	1.50%	1.39%	1.40% C
Supplemental Data
Net assets, end of period (000 omitted)	$36,810	$38,920	$30,549	$35,684	$41,540	$57,807
Portfolio turnover rate K	77% J	80%	67%	83% L	80% L	138% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .76%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.79	$21.84	$20.99	$20.19	$25.76	$24.22
Income from Investment Operations
Net investment income (loss) A,B	.01	.08	.19	.21	.21	.23 C
Net realized and unrealized gain (loss)	(1.23)	5.98	.91	.80	(3.23)	3.43
Total from investment operations	(1.22)	6.06	1.10	1.01	(3.02)	3.66
Distributions from net investment income	-	(.11)	(.25)	(.21)	(.20)	(.25)
Distributions from net realized gain	(1.43)	-	-	-	(2.35)	(1.87)
Total distributions	(1.43)	(.11)	(.25)	(.21)	(2.55)	(2.12)
Net asset value, end of period	$25.14	$27.79	$21.84	$20.99	$20.19	$25.76
Total Return D,E,F	(4.55)%	27.76%	5.26%	4.96%	(11.89)%	15.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.81% I	1.62%	1.49%	1.51%	1.56%	1.72%
Expenses net of fee waivers, if any	1.81% I	1.62%	1.49%	1.51%	1.56%	1.72%
Expenses net of all reductions	1.81% I	1.62%	1.48%	1.50%	1.55%	1.71%
Net investment income (loss)	.06% I	.28%	1.04%	1.02%	.92%	.93% C
Supplemental Data
Net assets, end of period (000 omitted)	$37,507	$43,673	$43,128	$60,685	$85,519	$138,506
Portfolio turnover rate J	77% I	80%	67%	83% K	80% K	138% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mid Cap Value Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$29.34	$23.03	$22.09	$21.23	$26.99	$25.24
Income from Investment Operations
Net investment income (loss) A,B	.15	.38	.41	.45	.47	.52 C
Net realized and unrealized gain (loss)	(1.30)	6.32	.99	.84	(3.41)	3.60
Total from investment operations	(1.15)	6.70	1.40	1.29	(2.94)	4.12
Distributions from net investment income	-	(.39)	(.46)	(.43)	(.47)	(.50)
Distributions from net realized gain	(1.43)	-	-	-	(2.35)	(1.87)
Total distributions	(1.43)	(.39)	(.46)	(.43)	(2.82)	(2.37)
Net asset value, end of period	$26.76	$29.34	$23.03	$22.09	$21.23	$26.99
Total Return D,E	(4.05)%	29.11%	6.37%	6.03%	(10.97)%	16.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.57%	.44%	.46%	.53%	.69%
Expenses net of fee waivers, if any	.75% H	.57%	.43%	.46%	.53%	.69%
Expenses net of all reductions	.75% H	.57%	.43%	.45%	.52%	.68%
Net investment income (loss)	1.11% H	1.34%	2.09%	2.07%	1.96%	1.96% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,082,414	$1,172,691	$920,386	$1,156,286	$1,456,510	$2,332,143
Portfolio turnover rate I	77% H	80%	67%	83% J	80% J	138% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$29.06	$22.82	$21.88	$21.03	$26.77	$25.05
Income from Investment Operations
Net investment income (loss) A,B	.15	.37	.41	.45	.46	.51 C
Net realized and unrealized gain (loss)	(1.28)	6.26	.98	.83	(3.38)	3.58
Total from investment operations	(1.13)	6.63	1.39	1.28	(2.92)	4.09
Distributions from net investment income	-	(.39)	(.45)	(.43)	(.47)	(.50)
Distributions from net realized gain	(1.43)	-	-	-	(2.35)	(1.87)
Total distributions	(1.43)	(.39)	(.45)	(.43)	(2.82)	(2.37)
Net asset value, end of period	$26.50	$29.06	$22.82	$21.88	$21.03	$26.77
Total Return D,E	(4.02)%	29.06%	6.41%	6.01%	(10.99)%	16.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.59%	.42%	.46%	.53%	.69%
Expenses net of fee waivers, if any	.77% H	.59%	.42%	.46%	.53%	.69%
Expenses net of all reductions	.77% H	.59%	.41%	.45%	.52%	.68%
Net investment income (loss)	1.09% H	1.32%	2.10%	2.07%	1.95%	1.95% C
Supplemental Data
Net assets, end of period (000 omitted)	$125,071	$128,301	$94,586	$127,647	$244,054	$410,868
Portfolio turnover rate I	77% H	80%	67%	83% J	80% J	138% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.47%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$29.03	$22.80	$21.86	$21.01	$26.76	$25.03
Income from Investment Operations
Net investment income (loss) B,C	.16	.41	.43	.48	.49	.56 D
Net realized and unrealized gain (loss)	(1.27)	6.25	.99	.83	(3.38)	3.59
Total from investment operations	(1.11)	6.66	1.42	1.31	(2.89)	4.15
Distributions from net investment income	-	(.43)	(.48)	(.46)	(.51)	(.54)
Distributions from net realized gain	(1.43)	-	-	-	(2.35)	(1.87)
Total distributions	(1.43)	(.43)	(.48)	(.46)	(2.86)	(2.42) E
Net asset value, end of period	$26.49	$29.03	$22.80	$21.86	$21.01	$26.76
Total Return F,G	(3.95)%	29.20%	6.54%	6.19%	(10.86)%	16.74%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64% J	.45%	.29%	.33%	.40%	.56%
Expenses net of fee waivers, if any	.63% J	.45%	.29%	.33%	.40%	.56%
Expenses net of all reductions	.63% J	.45%	.28%	.32%	.39%	.55%
Net investment income (loss)	1.23% J	1.45%	2.23%	2.20%	2.09%	2.09% D
Supplemental Data
Net assets, end of period (000 omitted)	$66,899	$62,684	$17,987	$34,573	$35,972	$32,974
Portfolio turnover rate K	77% J	80%	67%	83% L	80% L	138% L

A For the period February 1, 2017 (commencement of sale of shares) through January 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.60%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 157,686,110
Gross unrealized depreciation	(111,691,925)
Net unrealized appreciation (depreciation)	$ 45,994,185
Tax cost	$1,516,972,130

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	599,866,384	626,697,410

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 201,448	$ 5,428
Class M	.25%	.25%	92,972	742
Class C	.75%	.25%	199,777	13,176
			$ 494,197	$ 19,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,711
Class M	1,506
Class C A	331
$ 22,548

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 163,247.20
Class M	39,529.21
Class C	43,863.22
Mid Cap Value	887,249.16
Class I	117,708.18
Class Z	13,443.04
	$ 1,265,039

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value Fund	$ 12,149

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	37,643,073	55,048,773	7,681,499

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Mid Cap Value Fund	$ 715

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value Fund	$ 23,359	$ 123,227	$5,214,087

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $78.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $24,881.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$ 8,339,977	$1,853,949
Class M	1,974,737	356,699
Class C	2,216,347	185,496
Mid Cap Value	57,077,320	15,616,805
Class I	6,311,090	1,738,458
Class Z	3,248,962	780,264
Total	$ 79,168,433	$ 20,531,671

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2022	Year ended January 31, 2022	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Mid Cap Value Fund
Class A
Shares sold	521,415	1,390,327	$ 13,958,450	$ 38,599,297
Reinvestment of distributions	301,486	62,691	8,164,236	1,813,639
Shares redeemed	(491,426)	(1,068,584)	(13,163,556)	(29,625,079)
Net increase (decrease)	331,475	384,434	$ 8,959,130	$ 10,787,857
Class M
Shares sold	129,233	315,877	$ 3,500,497	$ 8,713,904
Reinvestment of distributions	72,733	12,290	1,957,237	353,703
Shares redeemed	(146,374)	(326,387)	(3,919,224)	(9,069,366)
Net increase (decrease)	55,592	1,780	$ 1,538,510	$ (1,759)
Class C
Shares sold	93,171	210,777	$ 2,409,594	$ 5,629,261
Reinvestment of distributions	85,057	6,628	2,212,341	184,919
Shares redeemed	(257,903)	(620,186)	(6,534,576)	(16,379,286)
Net increase (decrease)	(79,675)	(402,781)	$ (1,912,641)	$ (10,565,106)
Mid Cap Value
Shares sold	1,366,243	6,790,784	$ 37,806,879	$ 191,633,827
Reinvestment of distributions	1,970,545	505,864	54,327,922	14,877,454
Shares redeemed	(2,861,207)	(7,287,371)	(77,574,844)	(204,834,538)
Net increase (decrease)	475,581	9,277	$ 14,559,957	$ 1,676,743
Class I
Shares sold	1,036,452	2,239,279	$ 28,112,471	$ 63,421,208
Reinvestment of distributions	227,168	58,660	6,201,673	1,709,349
Shares redeemed	(957,592)	(2,028,004)	(25,099,706)	(56,357,435)
Net increase (decrease)	306,028	269,935	$ 9,214,438	$ 8,773,122
Class Z
Shares sold	806,896	1,690,831	$ 21,902,126	$ 48,376,943
Reinvestment of distributions	104,868	23,838	2,859,741	693,672
Shares redeemed	(544,884)	(344,789)	(14,355,197)	(9,737,517)
Net increase (decrease)	366,880	1,369,880	$ 10,406,670	$ 39,333,098

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022
Fidelity® Mid Cap Value Fund
Class A	1.04%
Actual		$ 1,000	$ 958.10	$ 5.05
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class M	1.30%
Actual		$ 1,000	$ 957.10	$ 6.31
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.51
Class C	1.81%
Actual		$ 1,000	$ 954.50	$ 8.77
Hypothetical- B		$ 1,000	$ 1,015.82	$ 9.05
Fidelity® Mid Cap Value Fund	.75%
Actual		$ 1,000	$ 959.50	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.08	$ 3.76
Class I	.77%
Actual		$ 1,000	$ 959.80	$ 3.74
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Class Z	.63%
Actual		$ 1,000	$ 960.50	$ 3.06
Hypothetical- B		$ 1,000	$ 1,021.67	$ 3.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.  The Board noted that the fund had a portfolio manager change in July 2021 and January 2022. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.900183.113
MCV-SANN-0922
Fidelity® Equity-Income K6 Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.2
JPMorgan Chase & Co.	2.8
Bank of America Corp.	2.5
Danaher Corp.	2.4
Johnson & Johnson	2.3
Walmart, Inc.	2.0
Bristol-Myers Squibb Co.	1.9
Wells Fargo & Co.	1.8
Linde PLC	1.8
T-Mobile U.S., Inc.	1.7
22.4

Market Sectors (% of Fund's net assets)

Health Care	18.4
Financials	15.0
Consumer Staples	10.4
Information Technology	9.9
Communication Services	9.4
Energy	9.0
Industrials	7.8
Utilities	6.7
Materials	4.9
Consumer Discretionary	3.5
Real Estate	2.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 17%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	69,118	1,298,036
Verizon Communications, Inc.	37,500	1,732,125
		3,030,161
Entertainment - 2.0%
Activision Blizzard, Inc.	15,323	1,225,074
The Walt Disney Co. (a)	16,384	1,738,342
		2,963,416
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	14,520	1,688,966
Media - 2.3%
Comcast Corp. Class A	58,250	2,185,540
Interpublic Group of Companies, Inc.	16,456	491,541
Shaw Communications, Inc. Class B	30,493	824,862
		3,501,943
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	10,382	477,286
T-Mobile U.S., Inc. (a)	17,563	2,512,563
		2,989,849
TOTAL COMMUNICATION SERVICES		14,174,335
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	9,948	397,522
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	7,875	2,074,039
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	3,203	529,648
Target Corp.	3,362	549,284
		1,078,932
Specialty Retail - 1.0%
Best Buy Co., Inc.	3,695	284,478
Burlington Stores, Inc. (a)	1,829	258,127
Dick's Sporting Goods, Inc.	600	56,154
Lowe's Companies, Inc.	300	57,459
TJX Companies, Inc.	13,859	847,616
		1,503,834
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	1,200	88,812
Tapestry, Inc.	2,200	73,986
		162,798
TOTAL CONSUMER DISCRETIONARY		5,217,125
CONSUMER STAPLES - 10.4%
Beverages - 3.1%
Diageo PLC	11,634	551,124
Keurig Dr. Pepper, Inc.	45,741	1,772,006
The Coca-Cola Co.	36,584	2,347,595
		4,670,725
Food & Staples Retailing - 3.5%
Albertsons Companies, Inc.	16,638	446,730
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	4,503	201,177
BJ's Wholesale Club Holdings, Inc. (a)	11,932	807,796
Costco Wholesale Corp.	1,485	803,831
Walmart, Inc.	22,634	2,988,820
		5,248,354
Food Products - 1.3%
Bunge Ltd.	4,446	410,499
Mondelez International, Inc.	19,040	1,219,322
Nestle SA (Reg. S)	2,429	297,619
		1,927,440
Household Products - 1.4%
Procter & Gamble Co.	15,449	2,146,021
Personal Products - 0.2%
Unilever PLC	6,824	332,349
Tobacco - 0.9%
Philip Morris International, Inc.	12,896	1,252,846
TOTAL CONSUMER STAPLES		15,577,735
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Canadian Natural Resources Ltd.	17,424	962,126
ConocoPhillips Co.	17,360	1,691,385
Enterprise Products Partners LP	35,503	948,995
Exxon Mobil Corp.	49,348	4,783,303
Hess Corp.	7,465	839,589
Imperial Oil Ltd.	19,858	951,689
Phillips 66 Co.	12,302	1,094,878
Suncor Energy, Inc.	28,249	958,730
Valero Energy Corp.	12,083	1,338,434
		13,569,129
FINANCIALS - 15.0%
Banks - 9.9%
Bank of America Corp.	108,534	3,669,535
Huntington Bancshares, Inc.	69,761	927,124
JPMorgan Chase & Co.	36,443	4,204,064
M&T Bank Corp.	9,574	1,698,906
PNC Financial Services Group, Inc.	9,818	1,629,199
Wells Fargo & Co.	61,790	2,710,727
		14,839,555
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,613	1,079,387
Consumer Finance - 1.1%
Capital One Financial Corp.	14,959	1,642,947
Insurance - 3.3%
American Financial Group, Inc.	6,773	905,415
Chubb Ltd.	7,718	1,455,924
Hartford Financial Services Group, Inc.	14,081	907,802
Marsh & McLennan Companies, Inc.	2,800	459,088
The Travelers Companies, Inc.	7,163	1,136,768
		4,864,997
TOTAL FINANCIALS		22,426,886
HEALTH CARE - 18.4%
Biotechnology - 2.3%
AbbVie, Inc.	9,876	1,417,305
Amgen, Inc.	8,183	2,025,047
		3,442,352
Health Care Providers & Services - 3.0%
Cigna Corp.	7,795	2,146,431
UnitedHealth Group, Inc.	4,442	2,409,074
		4,555,505
Life Sciences Tools & Services - 2.4%
Danaher Corp.	12,143	3,539,320
Pharmaceuticals - 10.7%
AstraZeneca PLC (United Kingdom)	13,359	1,757,260
Bristol-Myers Squibb Co.	38,694	2,854,843
Eli Lilly & Co.	6,695	2,207,275
Johnson & Johnson	19,824	3,459,684
Merck & Co., Inc.	12,346	1,102,992
Roche Holding AG (participation certificate)	6,331	2,101,921
Royalty Pharma PLC	19,921	866,364
Sanofi SA	17,518	1,740,826
		16,091,165
TOTAL HEALTH CARE		27,628,342
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	2,676	580,264
Lockheed Martin Corp.	1,763	729,547
Northrop Grumman Corp.	2,624	1,256,634
The Boeing Co. (a)	9,533	1,518,702
		4,085,147
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	4,556	887,919
Building Products - 0.4%
Johnson Controls International PLC	12,508	674,306
Electrical Equipment - 0.7%
AMETEK, Inc.	8,058	995,163
Industrial Conglomerates - 1.6%
General Electric Co.	21,762	1,608,429
Hitachi Ltd.	7,243	366,699
Siemens AG	3,239	361,291
		2,336,419
Machinery - 1.2%
Crane Holdings Co.	5,108	505,334
Fortive Corp.	9,537	614,660
ITT, Inc.	9,792	734,694
		1,854,688
Professional Services - 0.3%
Clarivate Analytics PLC (a)	3,747	54,294
KBR, Inc.	6,207	330,399
		384,693
Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,728	473,386
TOTAL INDUSTRIALS		11,691,721
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.4%
Cisco Systems, Inc.	45,579	2,067,919
IT Services - 1.5%
Accenture PLC Class A	2,530	774,838
Amdocs Ltd.	12,037	1,047,941
Paychex, Inc.	1,200	153,936
Visa, Inc. Class A	1,646	349,133
		2,325,848
Semiconductors & Semiconductor Equipment - 2.2%
NXP Semiconductors NV	9,195	1,690,777
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,631	1,559,991
		3,250,768
Software - 3.5%
Microsoft Corp.	7,565	2,123,798
NortonLifeLock, Inc.	17,430	427,558
Open Text Corp.	27,068	1,107,198
Roper Technologies, Inc.	3,604	1,573,759
		5,232,313
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	2,342	380,598
Samsung Electronics Co. Ltd.	30,227	1,425,445
Seagate Technology Holdings PLC	2,443	195,391
		2,001,434
TOTAL INFORMATION TECHNOLOGY		14,878,282
MATERIALS - 4.9%
Chemicals - 2.0%
Linde PLC	8,845	2,671,190
Nutrien Ltd.	4,594	393,264
		3,064,454
Containers & Packaging - 1.7%
Ball Corp.	12,591	924,431
Crown Holdings, Inc.	16,037	1,630,642
		2,555,073
Metals & Mining - 1.2%
Anglo American PLC (United Kingdom)	12,789	462,257
Freeport-McMoRan, Inc.	41,578	1,311,786
		1,774,043
TOTAL MATERIALS		7,393,570
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	4,714	1,276,693
Lamar Advertising Co. Class A	9,684	978,665
Public Storage	2,971	969,764
		3,225,122
UTILITIES - 6.7%
Electric Utilities - 3.7%
Constellation Energy Corp.	9,241	610,830
Exelon Corp.	20,511	953,556
FirstEnergy Corp.	12,492	513,421
NextEra Energy, Inc.	27,758	2,345,273
PG&E Corp. (a)	26,619	289,082
Southern Co.	11,724	901,458
		5,613,620
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	20,248	523,411
Multi-Utilities - 2.6%
Ameren Corp.	8,614	802,136
CenterPoint Energy, Inc.	26,870	851,510
Dominion Energy, Inc.	17,321	1,419,976
WEC Energy Group, Inc.	8,351	866,917
		3,940,539
TOTAL UTILITIES		10,077,570
TOTAL COMMON STOCKS (Cost $128,404,551)		145,859,817

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (b) (Cost $4,903,467)	4,902,487	4,903,467

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $133,308,018)	150,763,284
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(718,597)
NET ASSETS - 100.0%	150,044,687

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	92,940	22,806,576	17,996,049	21,989	-	-	4,903,467	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	624,344	624,344	12	-	-	-	0.0%
Total	92,940	23,430,920	18,620,393	22,001	-	-	4,903,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	14,174,335	14,174,335	-	-
Consumer Discretionary	5,217,125	5,217,125	-	-
Consumer Staples	15,577,735	14,396,643	1,181,092	-
Energy	13,569,129	13,569,129	-	-
Financials	22,426,886	22,426,886	-	-
Health Care	27,628,342	22,028,335	5,600,007	-
Industrials	11,691,721	10,963,731	727,990	-
Information Technology	14,878,282	13,452,837	1,425,445	-
Materials	7,393,570	6,931,313	462,257	-
Real Estate	3,225,122	3,225,122	-	-
Utilities	10,077,570	10,077,570	-	-

Money Market Funds	4,903,467	4,903,467	-	-
Total Investments in Securities:	150,763,284	141,366,493	9,396,791	-
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$145,859,817
Unaffiliated issuers (cost $128,404,551)
Fidelity Central Funds (cost $4,903,467)	4,903,467

Total Investment in Securities (cost $133,308,018)		$150,763,284
Receivable for investments sold		258,855
Receivable for fund shares sold		102,217
Dividends receivable		227,128
Distributions receivable from Fidelity Central Funds		8,988
Total assets		151,360,472
Liabilities
Payable to custodian bank	$11,800
Payable for investments purchased	469,932
Payable for fund shares redeemed	794,604
Accrued management fee	39,449
Total Liabilities		1,315,785
Net Assets		$150,044,687
Net Assets consist of:
Paid in capital		$133,259,323
Total accumulated earnings (loss)		16,785,364
Net Assets		$150,044,687
Net Asset Value , offering price and redemption price per share ($150,044,687 ÷ 11,599,395 shares)		$12.94

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$1,468,062
Income from Fidelity Central Funds (including $12 from security lending)		22,001
Total Income		1,490,063
Expenses
Management fee	$206,109
Independent trustees' fees and expenses	180
Total expenses before reductions	206,289
Expense reductions	(4)
Total expenses after reductions		206,285
Net Investment income (loss)		1,283,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(536,544)
Foreign currency transactions	(2,590)
Total net realized gain (loss)		(539,134)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,651,054)
Assets and liabilities in foreign currencies	(816)
Total change in net unrealized appreciation (depreciation)		(5,651,870)
Net gain (loss)		(6,191,004)
Net increase (decrease) in net assets resulting from operations		$(4,907,226)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,283,778	$1,725,756
Net realized gain (loss)	(539,134)	3,305,706
Change in net unrealized appreciation (depreciation)	(5,651,870)	12,436,617
Net increase (decrease) in net assets resulting from operations	(4,907,226)	17,468,079
Distributions to shareholders	(1,145,711)	(3,781,451)
Share transactions
Proceeds from sales of shares	57,814,365	52,489,944
Reinvestment of distributions	1,145,711	3,781,451
Cost of shares redeemed	(10,816,412)	(26,061,658)
Net increase (decrease) in net assets resulting from share transactions	48,143,664	30,209,737
Total increase (decrease) in net assets	42,090,727	43,896,365

Net Assets
Beginning of period	107,953,960	64,057,595
End of period	$150,044,687	$107,953,960

Other Information
Shares
Sold	4,449,090	3,957,684
Issued in reinvestment of distributions	88,169	281,069
Redeemed	(831,137)	(1,945,673)
Net increase (decrease)	3,706,122	2,293,080

Fidelity® Equity-Income K6 Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$11.44	$10.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.24	.20	.12
Net realized and unrealized gain (loss)	(.75)	2.51	.62	.79
Total from investment operations	(.61)	2.75	.82	.91
Distributions from net investment income	(.12)	(.23)	(.20)	(.08)
Distributions from net realized gain	- D	(.27)	(.01)	- D
Total distributions	(.13) E	(.51) E	(.21)	(.08)
Net asset value, end of period	$12.94	$13.68	$11.44	$10.83
Total Return F,G	(4.49)%	24.13%	7.97%	9.14%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.34% J	.34%	.34%	.34% J
Expenses net of fee waivers, if any	.34% J	.34%	.34%	.34% J
Expenses net of all reductions	.34% J	.34%	.34%	.34% J
Net investment income (loss)	2.12% J	1.81%	1.98%	1.78% J
Supplemental Data
Net assets, end of period (000 omitted)	$150,045	$107,954	$64,058	$48,531
Portfolio turnover rate K	59% J,L	43% L	70% L	21% J,L

A For the period June 13, 2019 (commencement of operations) through January 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 21,101,532
Gross unrealized depreciation	(4,638,847)
Net unrealized appreciation (depreciation)	$ 16,462,685
Tax cost	$ 134,300,599
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	35,814,808	32,806,568
Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	3,323,112	42,967,183
Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	2,202,584	29,474,296
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income K6 Fund	$ 557
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income K6 Fund	1,492,524	4,779,143	(423,654)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income K6 Fund	$ 1	$ -	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® Equity-Income K6 Fund	.34%
Actual		$ 1,000	$ 955.10	$ 1.65
Hypothetical- B		$ 1,000	$ 1,023.11	$ 1.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity-Income K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893875.103
EQU-K6-SANN-0922
Fidelity® Equity-Income Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary July 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.2
JPMorgan Chase & Co.	2.8
Bank of America Corp.	2.4
Danaher Corp.	2.3
Johnson & Johnson	2.3
Walmart, Inc.	2.0
Bristol-Myers Squibb Co.	1.9
Wells Fargo & Co.	1.8
Linde PLC	1.7
T-Mobile U.S., Inc.	1.7
22.1

Market Sectors (% of Fund's net assets)

Health Care	18.2
Financials	15.0
Consumer Staples	10.4
Information Technology	9.8
Communication Services	9.4
Energy	9.1
Industrials	7.9
Utilities	6.7
Materials	4.8
Consumer Discretionary	3.5
Real Estate	2.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 17.2%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,161,234	59,368
Verizon Communications, Inc.	1,742,445	80,484
		139,852
Entertainment - 2.0%
Activision Blizzard, Inc.	743,377	59,433
The Walt Disney Co. (a)	783,508	83,130
		142,563
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	700,740	81,510
Media - 2.4%
Comcast Corp. Class A	2,793,365	104,807
Interpublic Group of Companies, Inc.	800,430	23,909
Shaw Communications, Inc. Class B	1,483,744	40,137
		168,853
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.) (b)	507,222	23,318
T-Mobile U.S., Inc. (a)	823,007	117,739
		141,057
TOTAL COMMUNICATION SERVICES		673,835
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	482,052	19,263
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	365,552	96,275
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	155,897	25,779
Target Corp.	164,253	26,836
		52,615
Specialty Retail - 1.0%
Best Buy Co., Inc. (b)	175,690	13,526
Burlington Stores, Inc. (a)	89,196	12,588
Dick's Sporting Goods, Inc.	28,000	2,621
Lowe's Companies, Inc.	14,500	2,777
TJX Companies, Inc.	672,671	41,141
		72,653
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	60,200	4,455
Tapestry, Inc.	105,500	3,548
		8,003
TOTAL CONSUMER DISCRETIONARY		248,809
CONSUMER STAPLES - 10.4%
Beverages - 3.1%
Diageo PLC	561,508	26,600
Keurig Dr. Pepper, Inc.	2,184,902	84,643
The Coca-Cola Co.	1,719,318	110,329
		221,572
Food & Staples Retailing - 3.5%
Albertsons Companies, Inc.	810,601	21,765
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	207,700	9,279
BJ's Wholesale Club Holdings, Inc. (a)	581,243	39,350
Costco Wholesale Corp.	72,687	39,345
Walmart, Inc.	1,070,850	141,406
		251,145
Food Products - 1.3%
Bunge Ltd.	216,250	19,966
Mondelez International, Inc.	923,944	59,169
Nestle SA (Reg. S)	117,828	14,437
		93,572
Household Products - 1.4%
Procter & Gamble Co.	719,629	99,964
Personal Products - 0.2%
Unilever PLC	327,776	15,964
Tobacco - 0.9%
Philip Morris International, Inc.	624,404	60,661
TOTAL CONSUMER STAPLES		742,878
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Canadian Natural Resources Ltd.	846,531	46,744
ConocoPhillips Co.	807,351	78,660
Enterprise Products Partners LP	1,725,009	46,109
Exxon Mobil Corp.	2,345,854	227,388
Hess Corp.	357,307	40,186
Imperial Oil Ltd.	964,987	46,247
Phillips 66 Co.	597,463	53,174
Suncor Energy, Inc.	1,369,105	46,465
Valero Energy Corp.	553,353	61,295
		646,268
FINANCIALS - 15.0%
Banks - 9.8%
Bank of America Corp.	5,128,539	173,396
Huntington Bancshares, Inc.	3,395,568	45,127
JPMorgan Chase & Co.	1,726,895	199,215
M&T Bank Corp.	458,106	81,291
PNC Financial Services Group, Inc.	453,617	75,273
Wells Fargo & Co.	2,887,167	126,660
		700,962
Capital Markets - 0.7%
BlackRock, Inc. Class A	78,313	52,405
Consumer Finance - 1.1%
Capital One Financial Corp.	693,485	76,165
Insurance - 3.4%
American Financial Group, Inc.	326,983	43,711
Chubb Ltd.	395,015	74,516
Hartford Financial Services Group, Inc.	680,960	43,901
Marsh & McLennan Companies, Inc.	134,400	22,036
The Travelers Companies, Inc.	348,805	55,355
		239,519
TOTAL FINANCIALS		1,069,051
HEALTH CARE - 18.2%
Biotechnology - 2.3%
AbbVie, Inc.	472,729	67,841
Amgen, Inc.	379,812	93,992
		161,833
Health Care Providers & Services - 3.0%
Cigna Corp.	363,412	100,069
UnitedHealth Group, Inc.	212,870	115,448
		215,517
Life Sciences Tools & Services - 2.3%
Danaher Corp.	571,708	166,636
Pharmaceuticals - 10.6%
AstraZeneca PLC (United Kingdom)	618,743	81,390
Bristol-Myers Squibb Co.	1,816,076	133,990
Eli Lilly & Co.	321,290	105,926
Johnson & Johnson	930,666	162,420
Merck & Co., Inc.	600,787	53,674
Roche Holding AG (participation certificate)	297,153	98,656
Royalty Pharma PLC	860,038	37,403
Sanofi SA	839,876	83,461
		756,920
TOTAL HEALTH CARE		1,300,906
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	131,728	28,564
Lockheed Martin Corp.	82,679	34,213
Northrop Grumman Corp.	126,923	60,783
The Boeing Co. (a)	460,424	73,350
		196,910
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	220,443	42,962
Building Products - 0.5%
Johnson Controls International PLC	606,002	32,670
Electrical Equipment - 0.7%
AMETEK, Inc.	388,962	48,037
Industrial Conglomerates - 1.5%
General Electric Co.	1,007,484	74,463
Hitachi Ltd.	350,557	17,748
Siemens AG	156,905	17,502
		109,713
Machinery - 1.3%
Crane Holdings Co.	243,273	24,067
Fortive Corp.	467,019	30,099
ITT, Inc.	476,670	35,765
		89,931
Professional Services - 0.3%
Clarivate Analytics PLC (a)(b)	432,603	6,268
KBR, Inc.	299,093	15,921
		22,189
Trading Companies & Distributors - 0.3%
Watsco, Inc.	84,351	23,108
TOTAL INDUSTRIALS		565,520
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,132,777	96,764
IT Services - 1.6%
Accenture PLC Class A	121,663	37,261
Amdocs Ltd.	583,466	50,797
Paychex, Inc.	58,000	7,440
Visa, Inc. Class A	82,167	17,428
		112,926
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	422,820	77,748
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	812,687	71,907
		149,655
Software - 3.5%
Microsoft Corp.	350,734	98,465
NortonLifeLock, Inc.	856,737	21,016
Open Text Corp.	1,312,447	53,685
Roper Technologies, Inc.	173,146	75,608
		248,774
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	112,206	18,235
Samsung Electronics Co. Ltd.	1,393,650	65,722
Seagate Technology Holdings PLC	121,025	9,680
		93,637
TOTAL INFORMATION TECHNOLOGY		701,756
MATERIALS - 4.8%
Chemicals - 2.0%
Linde PLC	412,617	124,610
Nutrien Ltd.	223,252	19,111
		143,721
Containers & Packaging - 1.7%
Ball Corp.	612,009	44,934
Crown Holdings, Inc.	739,391	75,181
		120,115
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	624,041	22,556
Freeport-McMoRan, Inc.	1,895,322	59,797
		82,353
TOTAL MATERIALS		346,189
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	225,748	61,139
Lamar Advertising Co. Class A	468,240	47,320
Public Storage	142,475	46,505
		154,964
UTILITIES - 6.7%
Electric Utilities - 3.8%
Constellation Energy Corp.	454,483	30,041
Exelon Corp.	978,537	45,492
FirstEnergy Corp.	612,889	25,190
NextEra Energy, Inc.	1,299,464	109,792
PG&E Corp. (a)	1,346,295	14,621
Southern Co.	568,778	43,733
		268,869
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	992,721	25,662
Multi-Utilities - 2.6%
Ameren Corp.	418,187	38,942
CenterPoint Energy, Inc.	1,301,388	41,241
Dominion Energy, Inc.	792,977	65,008
WEC Energy Group, Inc.	405,542	42,099
		187,290
TOTAL UTILITIES		481,821
TOTAL COMMON STOCKS (Cost $4,941,462)		6,931,997

Other - 0.1%
	Shares	Value ($) (000s)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $22,679)	22,678,929	6,767

Money Market Funds - 3.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (f)	216,475,039	216,518
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	12,697,730	12,699
TOTAL MONEY MARKET FUNDS (Cost $229,217)		229,217

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,193,358)	7,167,981
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(17,540)
NET ASSETS - 100.0%	7,150,441

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,767,000 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 9/01/17	22,679
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	10,397	732,747	526,626	1,183	-	-	216,518	0.4%
Fidelity Securities Lending Cash Central Fund 2.01%	12,160	548,592	548,053	87	-	-	12,699	0.0%
Total	22,557	1,281,339	1,074,679	1,270	-	-	229,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	673,835	673,835	-	-
Consumer Discretionary	248,809	248,809	-	-
Consumer Staples	742,878	685,877	57,001	-
Energy	646,268	646,268	-	-
Financials	1,069,051	1,069,051	-	-
Health Care	1,300,906	1,037,399	263,507	-
Industrials	565,520	530,270	35,250	-
Information Technology	701,756	636,034	65,722	-
Materials	346,189	323,633	22,556	-
Real Estate	154,964	154,964	-	-
Utilities	481,821	481,821	-	-

Other	6,767	-	-	6,767

Money Market Funds	229,217	229,217	-	-
Total Investments in Securities:	7,167,981	6,717,178	444,036	6,767
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,764) - See accompanying schedule:	$6,938,764
Unaffiliated issuers (cost $4,964,141)
Fidelity Central Funds (cost $229,217)	229,217

Total Investment in Securities (cost $5,193,358)		$7,167,981
Restricted cash		595
Receivable for investments sold		15,615
Receivable for fund shares sold		2,277
Dividends receivable		13,146
Distributions receivable from Fidelity Central Funds		426
Other receivables		871
Total assets		7,200,911
Liabilities
Payable for investments purchased	$9,637
Payable for fund shares redeemed	24,182
Accrued management fee	2,505
Other affiliated payables	810
Other payables and accrued expenses	637
Collateral on securities loaned	12,699
Total Liabilities		50,470
Net Assets		$7,150,441
Net Assets consist of:
Paid in capital		$4,971,522
Total accumulated earnings (loss)		2,178,919
Net Assets		$7,150,441

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value , offering price and redemption price per share ($6,541,068 ÷ 100,098 shares)		$65.35
Class K :
Net Asset Value , offering price and redemption price per share ($609,373 ÷ 9,333 shares)		$65.29

Statement of Operations
Amounts in thousands		Six months ended July 31, 2022 (Unaudited)
Investment Income
Dividends		$94,198
Income from Fidelity Central Funds (including $87 from security lending)		1,270
Total Income		95,468
Expenses
Management fee	$16,048
Transfer agent fees	4,478
Accounting fees	572
Custodian fees and expenses	48
Independent trustees' fees and expenses	12
Registration fees	73
Audit	45
Legal	9
Miscellaneous	11
Total expenses before reductions	21,296
Expense reductions	(122)
Total expenses after reductions		21,174
Net Investment income (loss)		74,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	215,641
Foreign currency transactions	(318)
Total net realized gain (loss)		215,323
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(665,787)
Assets and liabilities in foreign currencies	(102)
Total change in net unrealized appreciation (depreciation)		(665,889)
Net gain (loss)		(450,566)
Net increase (decrease) in net assets resulting from operations		$(376,272)

Statement of Changes in Net Assets

Amount in thousands	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,294	$122,850
Net realized gain (loss)	215,323	591,527
Change in net unrealized appreciation (depreciation)	(665,889)	850,931
Net increase (decrease) in net assets resulting from operations	(376,272)	1,565,308
Distributions to shareholders	(64,511)	(746,840)
Share transactions - net increase (decrease)	(289,913)	467,705
Total increase (decrease) in net assets	(730,696)	1,286,173

Net Assets
Beginning of period	7,881,137	6,594,964
End of period	$7,150,441	$7,881,137

Fidelity® Equity-Income Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$69.17	$61.74	$59.36	$54.70	$63.45	$57.76
Income from Investment Operations
Net investment income (loss) A,B	.65	1.12	.97	1.19	1.44	1.30
Net realized and unrealized gain (loss)	(3.90)	13.26	3.52	7.81	(5.22)	8.52
Total from investment operations	(3.25)	14.38	4.49	9.00	(3.78)	9.82
Distributions from net investment income	(.57)	(1.09)	(.94)	(1.10)	(1.39)	(1.20) C
Distributions from net realized gain	-	(5.86)	(1.17)	(3.24)	(3.58)	(2.93) C
Total distributions	(.57)	(6.95)	(2.11)	(4.34)	(4.97)	(4.13)
Net asset value, end of period	$65.35	$69.17	$61.74	$59.36	$54.70	$63.45
Total Return D,E	(4.70)%	23.70%	7.93%	16.69%	(5.91)%	17.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.57%	.60%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.57% H	.57%	.60%	.60%	.61%	.61%
Expenses net of all reductions	.57% H	.57%	.59%	.60%	.60%	.61%
Net investment income (loss)	1.97% H	1.59%	1.75%	2.04%	2.50%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$6,541	$7,163	$5,940	$5,378	$5,016	$5,921
Portfolio turnover rate I	40% H,J	27% J	50% J	32% J	24% J	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Equity-Income Fund Class K

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$69.11	$61.69	$59.31	$54.67	$63.41	$57.73
Income from Investment Operations
Net investment income (loss) A,B	.68	1.17	1.02	1.24	1.51	1.36
Net realized and unrealized gain (loss)	(3.90)	13.26	3.52	7.80	(5.22)	8.51
Total from investment operations	(3.22)	14.43	4.54	9.04	(3.71)	9.87
Distributions from net investment income	(.60)	(1.15)	(.99)	(1.16)	(1.45)	(1.26) C
Distributions from net realized gain	-	(5.86)	(1.17)	(3.24)	(3.58)	(2.93) C
Total distributions	(.60)	(7.01)	(2.16)	(4.40)	(5.03)	(4.19)
Net asset value, end of period	$65.29	$69.11	$61.69	$59.31	$54.67	$63.41
Total Return D,E	(4.67)%	23.80%	8.04%	16.77%	(5.81)%	17.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.48% H	.48%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.48% H	.48%	.50%	.50%	.50%	.51%
Net investment income (loss)	2.05% H	1.67%	1.84%	2.13%	2.60%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$609	$719	$655	$788	$807	$1,623
Portfolio turnover rate I	40% H,J	27% J	50% J	32% J	24% J	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$580
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 2,109,400
Gross unrealized depreciation	(158,986)
Net unrealized appreciation (depreciation)	$ 1,950,414
Tax cost	$ 5,217,567
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Equity-Income Fund	7,362.10
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	1,464,439	1,904,706
Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	658	17,161	42,967	Class K
Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	415	13,022	29,474	Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Equity-Income	$ 4,341.13
Class K	137.04
	$ 4,478
A   Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity-Income Fund	.02
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income Fund	$ 29
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Equity-Income Fund	Borrower	$ 7,926.32%		$ - A
A   In the amount of less than five hundred dollars.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income Fund	70,613	277,366	18,923
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity-Income Fund	$ 3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income Fund	$ 9	$ -	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $122.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$ 58,492	$675,848
Class K	6,019	70,992
Total	$ 64,511	$ 746,840
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2022	Year ended January 31, 2022	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Equity-Income Fund
Equity-Income
Shares sold	4,409	11,099	$ 294,039	$ 772,207
Reinvestment of distributions	825	9,259	54,309	632,363
Shares redeemed	(8,682)	(13,025)	(569,522)	(916,774)
Net increase (decrease)	(3,448)	7,333	$ (221,174)	$ 487,796
Class K
Shares sold	1,014	2,249	$ 68,057	$ 156,189
Reinvestment of distributions	91	1,041	6,019	70,992
Shares redeemed	(2,169)	(3,504)	(142,815)	(247,272)
Net increase (decrease)	(1,064)	(214)	$ (68,739)	$ (20,091)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022
Fidelity® Equity-Income Fund
Fidelity® Equity-Income Fund	.57%
Actual		$ 1,000	$ 953.00	$ 2.76
Hypothetical- B		$ 1,000	$ 1,021.97	$ 2.86
Class K	.48%
Actual		$ 1,000	$ 953.30	$ 2.32
Hypothetical- B		$ 1,000	$ 1,022.41	$ 2.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in April 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.536123.125
EQU-SANN-0922

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2022